UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund
Fidelity Small Cap Enhanced Index Fund
Fidelity International Enhanced Index Fund

Annual Report

(2_fidelity_logos) (Registered_Trademark)

February 28, 2011

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Fidelity® Large Cap Growth Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Small Cap Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity International Enhanced Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,308.70	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Large Cap Value Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,269.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Large Cap Core Enhanced Index Fund	.45%
Actual		$ 1,000.00	$ 1,280.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Fidelity Mid Cap Enhanced Index Fund	.60%
Actual		$ 1,000.00	$ 1,341.30	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01
Fidelity Small Cap Enhanced Index Fund	.67%
Actual		$ 1,000.00	$ 1,375.20	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Fidelity International Enhanced Index Fund	.62%
Actual		$ 1,000.00	$ 1,252.90	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Life of fund A
Fidelity Large Cap Growth Enhanced Index Fund	22.14%	1.59%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Growth Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: Steady economic growth, encouraging monetary policy, improving credit-market conditions, an uptick in merger-and-acquisition activity and better-than-expected corporate earnings propelled U.S. stock markets forward during the 12-month period ending February 28, 2011. Uncertainty over the global effects of the debt crisis in Europe and China's attempt to rein in its economy plagued equities during the spring, but markets reacted positively to the Federal Reserve's second round of stimulative quantitative easing and the Congressional midterm elections in November, followed in December by the extension of Bush-era tax policies. For the full year, the S&P 500® Index advanced 22.57%, with all but one of the 10 major sectors tracked by MSCI® U.S. Investable Market classifications delivering a double-digit gain. While cyclically oriented sectors benefited from an overall improving economy, less economically sensitive sectors fell short of the broad market. Energy and materials stocks performed best, while the health care and consumer staples groups struggled the most.

Comments from Maximilian Kaufmann, member of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Growth Enhanced Index Fund: For the 12 months, the fund returned 22.14%, lagging the 24.94% return of the Russell 1000® Growth Index. Weak security selection, most notably in the information technology, health care and industrials sectors, weighed on results. The fund's positioning in consumer discretionary also was challenging. Stock picking in energy helped the fund's relative performance. In terms of individual securities, a position in Amedisys, which provides home health-care services to elderly patients, hampered results. The stock of financial holding company Prosperity Bancshares underperformed, as did that of for-profit post-secondary education provider ITT Educational Services. Other sources of underperformance included Western Digital, which makes computer hard drives; defense contractor L-3 Communications Holdings; underweightings in "name your own price" travel agency Priceline.com and casino and gaming company Las Vegas Sands, both of which gained significant ground; and overweighting computer and peripherals maker Hewlett-Packard, whose shares experienced several big declines during the period. In contrast, Akamai Technologies, whose products facilitate the delivery of Internet content and applications, added the most to the fund's relative performance. Media company CBS was helpful, while energy stocks such as drill rig company Helmerich & Payne benefited from an increasingly favorable market backdrop, given the rising price of oil. Equipment-rental firm United Rentals, mining equipment company Joy Global and electronic-payment solutions provider VeriFone Systems all added to the fund's result. Many of the names I've mentioned were not in the index, and some were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.8	5.2
Apple, Inc.	4.5	4.6
International Business Machines Corp.	3.1	3.4
Microsoft Corp.	2.1	2.7
Google, Inc. Class A	2.0	2.0
Oracle Corp.	1.8	1.7
Philip Morris International, Inc.	1.6	1.6
Schlumberger Ltd.	1.5	1.1
Hewlett-Packard Co.	1.5	2.0
Cisco Systems, Inc.	1.4	2.1
	25.3
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.0	31.1
Consumer Discretionary	13.9	14.1
Energy	12.9	10.5
Industrials	12.6	13.3
Health Care	9.3	10.0
Consumer Staples	8.0	9.2
Materials	5.4	5.2
Financials	5.4	4.7
Telecommunication Services	0.7	0.7
Utilities	0.0	0.2

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.0%
Autoliv, Inc.	2,810	$ 210,441
Johnson Controls, Inc.	5,002	204,082
Lear Corp.	400	42,320
TRW Automotive Holdings Corp. (a)	3,400	193,120
		649,963
Automobiles - 0.8%
Ford Motor Co. (a)	31,504	474,135
Harley-Davidson, Inc. (e)	2,400	97,968
		572,103
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,800	171,988
Sotheby's Class A (ltd. vtg.)	4,000	196,880
		368,868
Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	5,000	118,200
Carnival Corp. unit	2,000	85,340
Las Vegas Sands Corp. (a)(e)	909	42,396
Marriott International, Inc. Class A	900	35,289
McDonald's Corp.	9,900	749,232
Panera Bread Co. Class A (a)	1,700	198,475
Starbucks Corp.	9,200	303,416
Starwood Hotels & Resorts Worldwide, Inc. (e)	1,200	73,320
Wyndham Worldwide Corp.	3,000	93,840
Wynn Resorts Ltd. (e)	900	110,637
Yum! Brands, Inc.	7,700	387,541
		2,197,686
Household Durables - 0.3%
Tempur-Pedic International, Inc. (a)	1,200	56,328
Tupperware Brands Corp.	2,400	128,760
		185,088
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	2,728	472,735
Priceline.com, Inc. (a)	350	158,858
		631,593
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc. (e)	2,669	201,376
Media - 1.3%
CBS Corp. Class B	11,993	286,153
DIRECTV (a)(e)	6,000	275,820
Interpublic Group of Companies, Inc.	11,000	145,200
McGraw-Hill Companies, Inc.	1,900	73,492
News Corp. Class A	4,000	69,480
		850,145
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	2,450	123,284
Macy's, Inc.	3,500	83,650

	Shares	Value
Nordstrom, Inc.	2,100	$ 95,046
Target Corp.	5,663	297,591
		599,571
Specialty Retail - 3.9%
Advance Auto Parts, Inc. (e)	4,400	275,792
AutoZone, Inc. (a)	750	193,463
Bed Bath & Beyond, Inc. (a)	1,600	77,040
Best Buy Co., Inc. (e)	792	25,534
Gap, Inc. (e)	3,500	78,855
Home Depot, Inc.	13,360	500,599
Limited Brands, Inc.	5,000	160,100
Lowe's Companies, Inc.	6,002	157,072
PetSmart, Inc.	4,600	188,002
Ross Stores, Inc.	4,954	356,886
Signet Jewelers Ltd. (a)	3,400	149,158
Staples, Inc.	3,500	74,550
TJX Companies, Inc.	7,600	379,012
Williams-Sonoma, Inc.	1,600	57,744
		2,673,807
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	2,450	134,554
NIKE, Inc. Class B	2,200	195,866
Polo Ralph Lauren Corp. Class A	750	95,033
VF Corp.	1,300	124,371
		549,824
TOTAL CONSUMER DISCRETIONARY		9,480,024
CONSUMER STAPLES - 8.0%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	1,700	117,555
Dr Pepper Snapple Group, Inc. (e)	3,900	140,634
PepsiCo, Inc.	6,842	433,920
The Coca-Cola Co.	14,453	923,836
		1,615,945
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	3,600	269,244
Sysco Corp.	746	20,731
Wal-Mart Stores, Inc.	10,600	550,988
Walgreen Co.	7,270	315,082
Whole Foods Market, Inc.	4,200	245,952
		1,401,997
Food Products - 0.5%
Corn Products International, Inc.	1,145	55,899
General Mills, Inc.	1,188	44,122
Hershey Co.	2,861	149,688
Tyson Foods, Inc. Class A	6,000	111,780
		361,489
Household Products - 0.7%
Colgate-Palmolive Co.	3,900	306,228
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	1,575	$ 103,793
Procter & Gamble Co.	1,100	69,355
		479,376
Personal Products - 0.1%
Herbalife Ltd.	1,200	94,092
Tobacco - 2.2%
Altria Group, Inc.	9,000	228,330
Lorillard, Inc.	2,405	184,632
Philip Morris International, Inc.	17,500	1,098,650
		1,511,612
TOTAL CONSUMER STAPLES		5,464,511
ENERGY - 12.9%
Energy Equipment & Services - 4.3%
Cameron International Corp. (a)	1,200	70,956
Complete Production Services, Inc. (a)	4,563	131,460
Core Laboratories NV	2,464	254,654
FMC Technologies, Inc. (a)	1,200	112,860
Halliburton Co.	8,600	403,684
Helmerich & Payne, Inc. (e)	2,942	191,201
McDermott International, Inc. (a)	4,400	100,980
National Oilwell Varco, Inc.	3,400	270,538
Oceaneering International, Inc. (a)	2,700	225,801
Oil States International, Inc. (a)(e)	1,707	124,253
Schlumberger Ltd.	10,982	1,025,938
		2,912,325
Oil, Gas & Consumable Fuels - 8.6%
Alpha Natural Resources, Inc. (a)	550	29,821
Arch Coal, Inc.	1,800	60,354
Chevron Corp.	1,800	186,750
Cimarex Energy Co.	1,200	139,356
ConocoPhillips	6,600	513,942
CVR Energy, Inc. (a)	4,500	85,050
EOG Resources, Inc.	1,300	146,003
Exxon Mobil Corp.	45,900	3,925,822
Murphy Oil Corp.	1,000	73,530
Occidental Petroleum Corp.	1,377	140,413
Peabody Energy Corp.	3,373	220,898
Valero Energy Corp.	3,400	95,812
W&T Offshore, Inc.	4,000	102,120
Whiting Petroleum Corp. (a)	2,100	137,214
		5,857,085
TOTAL ENERGY		8,769,410
FINANCIALS - 5.4%
Capital Markets - 1.0%
American Capital Ltd. (a)(e)	10,526	98,313
Ameriprise Financial, Inc.	3,207	203,067

	Shares	Value
Charles Schwab Corp.	3,465	$ 65,731
Franklin Resources, Inc.	800	100,496
Morgan Stanley	1,239	36,774
T. Rowe Price Group, Inc.	1,900	127,262
Waddell & Reed Financial, Inc. Class A (e)	1,500	60,570
		692,213
Commercial Banks - 0.6%
East West Bancorp, Inc.	9,000	208,980
Signature Bank, New York (a)(e)	3,600	186,804
		395,784
Consumer Finance - 1.0%
American Express Co.	8,600	374,702
Credit Acceptance Corp. (a)(e)	2,954	208,552
Discover Financial Services	5,970	129,848
		713,102
Diversified Financial Services - 0.6%
IntercontinentalExchange, Inc. (a)	700	89,740
Moody's Corp. (e)	6,700	213,730
The NASDAQ Stock Market, Inc. (a)(e)	3,500	100,135
		403,605
Insurance - 0.7%
AFLAC, Inc.	2,664	156,803
Endurance Specialty Holdings Ltd.	3,500	173,565
Hartford Financial Services Group, Inc.	1,400	41,440
Marsh & McLennan Companies, Inc.	2,500	76,100
		447,908
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc. (e)	5,000	89,250
MFA Financial, Inc.	9,000	76,230
Nationwide Health Properties, Inc.	2,655	113,475
Public Storage (e)	1,800	202,050
Rayonier, Inc.	3,002	184,113
Simon Property Group, Inc. (e)	1,500	165,060
		830,178
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	2,400	60,096
Jones Lang LaSalle, Inc.	1,300	127,946
		188,042
TOTAL FINANCIALS		3,670,832
HEALTH CARE - 9.3%
Biotechnology - 1.1%
Amgen, Inc. (a)	811	41,629
Biogen Idec, Inc. (a)(e)	3,556	243,230
Celgene Corp. (a)	2,414	128,183
Gilead Sciences, Inc. (a)	8,483	330,667
		743,709
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	3,113	165,456
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	2,300	$ 184,000
C. R. Bard, Inc. (e)	1,000	97,760
Cooper Companies, Inc.	3,514	217,235
Covidien PLC	4,900	252,105
Intuitive Surgical, Inc. (a)	325	106,584
Medtronic, Inc.	5,999	239,480
St. Jude Medical, Inc.	750	35,910
Stryker Corp. (e)	2,651	167,702
Varian Medical Systems, Inc. (a)(e)	1,368	94,775
		1,561,007
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	7,895	299,299
Cardinal Health, Inc.	5,964	248,341
Express Scripts, Inc. (a)	3,969	223,137
Health Management Associates, Inc. Class A (a)	5,000	50,000
Humana, Inc. (a)	2,518	163,695
Laboratory Corp. of America Holdings (a)	900	81,117
McKesson Corp.	1,100	87,208
Medco Health Solutions, Inc. (a)	3,043	187,571
UnitedHealth Group, Inc.	3,500	149,030
		1,489,398
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	3,000	147,923
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc. (a)	2,200	92,576
Bio-Rad Laboratories, Inc. Class A (a)	1,285	146,696
Illumina, Inc. (a)(e)	1,388	96,327
Life Technologies Corp. (a)(e)	4,780	255,109
Pharmaceutical Product Development, Inc.	7,600	208,772
Thermo Fisher Scientific, Inc. (a)	1,400	78,148
Waters Corp. (a)	2,600	215,930
		1,093,558
Pharmaceuticals - 1.9%
Abbott Laboratories	10,900	524,290
Allergan, Inc.	2,700	200,259
Eli Lilly & Co.	4,969	171,729
Endo Pharmaceuticals Holdings, Inc. (a)(e)	2,546	90,434
Forest Laboratories, Inc. (a)	3,010	97,524
Johnson & Johnson	3,300	202,752
		1,286,988
TOTAL HEALTH CARE		6,322,583
INDUSTRIALS - 12.6%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	7,950	460,385

	Shares	Value
Lockheed Martin Corp.	4,314	$ 341,496
Northrop Grumman Corp.	2,203	146,896
Precision Castparts Corp.	667	94,547
Rockwell Collins, Inc.	700	45,108
The Boeing Co.	3,889	280,047
United Technologies Corp.	8,465	707,166
		2,075,645
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	357	25,843
FedEx Corp.	800	72,016
United Parcel Service, Inc. Class B	8,293	612,023
		709,882
Airlines - 0.4%
Alaska Air Group, Inc. (a)	1,500	89,175
Delta Air Lines, Inc. (a)	13,240	148,818
		237,993
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)(e)	821	70,951
Construction & Engineering - 0.4%
KBR, Inc.	7,300	239,440
Electrical Equipment - 0.7%
Cooper Industries PLC Class A	900	57,915
Emerson Electric Co.	5,331	318,047
Rockwell Automation, Inc.	1,200	105,276
		481,238
Industrial Conglomerates - 1.9%
3M Co.	6,590	607,796
General Electric Co.	28,500	596,220
Tyco International Ltd.	2,400	108,816
		1,312,832
Machinery - 4.6%
Caterpillar, Inc.	5,700	586,701
Cummins, Inc.	1,518	153,500
Danaher Corp.	2,952	149,371
Deere & Co.	3,700	333,555
Dover Corp.	3,600	231,300
Eaton Corp.	625	69,238
Gardner Denver, Inc.	1,700	124,338
Illinois Tool Works, Inc.	2,704	146,286
Joy Global, Inc.	2,508	244,229
Navistar International Corp. (a)	1,000	61,980
Oshkosh Co. (a)	5,665	202,071
PACCAR, Inc.	1,800	90,234
Parker Hannifin Corp.	2,800	249,704
Timken Co.	4,900	238,728
Toro Co.	4,205	262,392
		3,143,627
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.4%
AMERCO (a)	800	$ 77,272
Union Pacific Corp.	2,317	221,065
		298,337
TOTAL INDUSTRIALS		8,569,945
INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	51,219	950,625
Harris Corp. (e)	3,837	179,034
InterDigital, Inc. (e)	2,200	104,896
Juniper Networks, Inc. (a)	2,638	116,072
Plantronics, Inc.	1,397	48,741
QUALCOMM, Inc.	15,011	894,355
		2,293,723
Computers & Peripherals - 7.6%
Apple, Inc. (a)	8,625	3,046,436
Dell, Inc. (a)(e)	13,608	215,415
EMC Corp. (a)	17,700	481,617
Hewlett-Packard Co.	22,888	998,603
NetApp, Inc. (a)(e)	2,838	146,611
QLogic Corp. (a)(e)	9,896	178,722
SanDisk Corp. (a)	2,420	120,032
		5,187,436
Electronic Equipment & Components - 0.9%
Anixter International, Inc. (e)	950	68,039
Corning, Inc.	9,100	209,846
National Instruments Corp.	1,800	56,034
Vishay Intertechnology, Inc. (a)(e)	14,137	246,691
		580,610
Internet Software & Services - 2.5%
eBay, Inc. (a)	3,500	117,268
Google, Inc. Class A (a)	2,228	1,366,655
IAC/InterActiveCorp (a)	7,200	223,704
		1,707,627
IT Services - 6.0%
Accenture PLC Class A	8,100	416,988
Automatic Data Processing, Inc.	8,042	402,100
CACI International, Inc. Class A (a)	1,600	94,912
Cognizant Technology Solutions Corp. Class A (a)	2,300	176,801
Fiserv, Inc. (a)	3,400	215,118
International Business Machines Corp.	13,155	2,129,531
MasterCard, Inc. Class A	832	200,146
Paychex, Inc.	3,700	124,431
The Western Union Co.	4,500	98,955
Visa, Inc. Class A	3,500	255,675
		4,114,657

	Shares	Value
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	1,619	$ 60,421
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp.	4,246	177,738
Analog Devices, Inc.	5,900	235,292
Applied Materials, Inc.	7,700	126,511
Broadcom Corp. Class A	2,200	90,684
Intel Corp.	36,110	775,282
Lam Research Corp. (a)	2,800	153,720
Linear Technology Corp.	2,000	69,120
Marvell Technology Group Ltd. (a)	3,933	71,895
Novellus Systems, Inc. (a)	4,900	195,804
NVIDIA Corp. (a)	2,500	56,650
Rambus, Inc. (a)	2,000	41,100
Teradyne, Inc. (a)(e)	7,000	130,410
Texas Instruments, Inc.	5,000	178,050
Veeco Instruments, Inc. (a)	1,429	67,992
Xilinx, Inc.	2,000	66,500
		2,436,748
Software - 5.9%
Activision Blizzard, Inc.	7,000	77,840
Adobe Systems, Inc. (a)(e)	4,000	138,000
ANSYS, Inc. (a)(e)	2,400	135,168
Autodesk, Inc. (a)	3,300	138,765
BMC Software, Inc. (a)	4,250	210,375
CA, Inc.	10,800	267,624
Citrix Systems, Inc. (a)	1,200	84,192
FactSet Research Systems, Inc.	700	73,416
Intuit, Inc. (a)	5,000	262,900
Microsoft Corp.	54,986	1,461,528
Oracle Corp.	36,523	1,201,607
		4,051,415
TOTAL INFORMATION TECHNOLOGY		20,432,637
MATERIALS - 5.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	827	76,084
Albemarle Corp.	1,200	69,072
E.I. du Pont de Nemours & Co.	4,000	219,480
Lubrizol Corp.	2,503	272,502
Monsanto Co.	3,761	270,378
PPG Industries, Inc.	1,848	163,326
Praxair, Inc.	2,300	228,574
Rockwood Holdings, Inc. (a)(e)	2,707	126,011
Sigma Aldrich Corp.	1,400	89,446
W.R. Grace & Co. (a)	3,600	136,944
		1,651,817
Containers & Packaging - 0.6%
Ball Corp.	6,200	223,820
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	2,495	$ 96,008
Rock-Tenn Co. Class A	829	56,911
		376,739
Metals & Mining - 1.8%
Cliffs Natural Resources, Inc. (e)	1,276	123,861
Freeport-McMoRan Copper & Gold, Inc.	11,200	593,040
Newmont Mining Corp.	5,100	281,877
Southern Copper Corp.	2,100	88,872
Walter Energy, Inc.	1,050	127,061
		1,214,711
Paper & Forest Products - 0.6%
Domtar Corp.	3,374	294,888
International Paper Co.	2,800	77,784
MeadWestvaco Corp. (e)	2,000	58,700
		431,372
TOTAL MATERIALS		3,674,639
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	4,295	121,892
Qwest Communications International, Inc.	17,000	115,940
Verizon Communications, Inc.	4,502	166,214
		404,046
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	1,775	95,779
TOTAL TELECOMMUNICATION SERVICES		499,825
TOTAL COMMON STOCKS (Cost $54,452,875)		66,884,406
Investment Companies - 0.0%

Ares Capital Corp. (Cost $20,886)	1,519	27,084
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.2% 5/5/11 to 7/28/11 (f) (Cost $249,874)	$ 250,000	249,905
Money Market Funds - 9.2%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	473,544	$ 473,544
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(d)	5,762,819	5,762,819
TOTAL MONEY MARKET FUNDS (Cost $6,236,363)		6,236,363
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $60,959,998)	73,397,758
NET OTHER ASSETS (LIABILITIES) - (7.8)%	(5,282,895)
NET ASSETS - 100%	$ 68,114,863
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P 500 Index Contracts	March 2011	$ 1,127,185	$ 20,297

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $219,924.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 14,440
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,480,024	$ 9,480,024	$ -	$ -
Consumer Staples	5,464,511	5,464,511	-	-
Energy	8,769,410	8,769,410	-	-
Financials	3,670,832	3,670,832	-	-
Health Care	6,322,583	6,322,583	-	-
Industrials	8,569,945	8,569,945	-	-
Information Technology	20,432,637	20,432,637	-	-
Materials	3,674,639	3,674,639	-	-
Telecommunication Services	499,825	499,825	-	-
Investment Companies	27,084	27,084	-	-
U.S. Government and Government Agency Obligations	249,905	-	249,905	-
Money Market Funds	6,236,363	6,236,363	-	-
Total Investments in Securities:	$ 73,397,758	$ 73,147,853	$ 249,905	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 20,297	$ 20,297	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 20,297	$ -
Total Value of Derivatives	$ 20,297	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $6,700,751 of which $97,236, $3,305,345 and $3,298,170 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $5,657,028) - See accompanying schedule: Unaffiliated issuers (cost $55,197,179)	$ 67,634,939
Fidelity Central Funds (cost $5,762,819)	5,762,819
Total Investments (cost $60,959,998)		$ 73,397,758
Receivable for fund shares sold		453,189
Dividends receivable		121,982
Interest receivable		132
Distributions receivable from Fidelity Central Funds		599
Receivable for daily variation on futures contracts		4,083
Total assets		73,977,743

Liabilities
Payable for fund shares redeemed	75,752
Accrued management fee	16,230
Other affiliated payables	8,079
Collateral on securities loaned, at value	5,762,819
Total liabilities		5,862,880

Net Assets		$ 68,114,863
Net Assets consist of:
Paid in capital		$ 62,384,358
Undistributed net investment income		107,902
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,835,454)
Net unrealized appreciation (depreciation) on investments		12,458,057
Net Assets, for 6,684,550 shares outstanding		$ 68,114,863
Net Asset Value, offering price and redemption price per share ($68,114,863 ÷ 6,684,550 shares)		$ 10.19

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 834,161
Interest		1,311
Income from Fidelity Central Funds (including $14,440 from security lending)		14,440
Total income		849,912

Expenses
Management fee	$ 149,792
Transfer agent fees	75,200
Independent trustees' compensation	607
Miscellaneous	141
Total expenses before reductions	225,740
Expense reductions	(1)	225,739
Net investment income (loss)		624,173
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,116
Foreign currency transactions	39
Futures contracts	63,477
Total net realized gain (loss)		118,632
Change in net unrealized appreciation (depreciation) on: Investment securities	9,172,643
Futures contracts	8,356
Total change in net unrealized appreciation (depreciation)		9,180,999
Net gain (loss)		9,299,631
Net increase (decrease) in net assets resulting from operations		$ 9,923,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 624,173	$ 547,835
Net realized gain (loss)	118,632	(1,843,372)
Change in net unrealized appreciation (depreciation)	9,180,999	15,270,964
Net increase (decrease) in net assets resulting from operations	9,923,804	13,975,427
Distributions to shareholders from net investment income	(603,819)	(510,338)
Share transactions Proceeds from sales of shares	32,035,214	31,875,934
Reinvestment of distributions	566,082	480,740
Cost of shares redeemed	(23,618,873)	(18,113,385)
Net increase (decrease) in net assets resulting from share transactions	8,982,423	14,243,289
Total increase (decrease) in net assets	18,302,408	27,708,378

Net Assets
Beginning of period	49,812,455	22,104,077
End of period (including undistributed net investment income of $107,902 and undistributed net investment income of $87,888, respectively)	$ 68,114,863	$ 49,812,455
Other Information Shares
Sold	3,413,789	4,324,048
Issued in reinvestment of distributions	59,959	59,401
Redeemed	(2,689,220)	(2,428,399)
Net increase (decrease)	784,528	1,955,050

Financial Highlights

Years ended February 28,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.44	$ 5.60	$ 9.25	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.11	.09	.08
Net realized and unrealized gain (loss)	1.75	2.83	(3.65)	(.78)
Total from investment operations	1.86	2.94	(3.56)	(.70)
Distributions from net investment income	(.11)	(.10)	(.09)	(.05)
Net asset value, end of period	$ 10.19	$ 8.44	$ 5.60	$ 9.25
Total Return B, C	22.14%	52.50%	(38.61)%	(7.05)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45%	.45%	.45%	.45% A
Net investment income (loss)	1.25%	1.42%	1.14%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,115	$ 49,812	$ 22,104	$ 34,942
Portfolio turnover rate F	80%	35% I	58% I	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Life of fund A
Fidelity Large Cap Value Enhanced Index Fund	20.15%	-4.04%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Value Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Value Index performed over the same period.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: Steady economic growth, encouraging monetary policy, improving credit-market conditions, an uptick in merger-and-acquisition activity and better-than-expected corporate earnings propelled U.S. stock markets forward during the 12-month period ending February 28, 2011. Uncertainty over the global effects of the debt crisis in Europe and China's attempt to rein in its economy plagued equities during the spring, but markets reacted positively to the Federal Reserve's second round of stimulative quantitative easing and the Congressional midterm elections in November, followed in December by the extension of Bush-era tax policies. For the full year, the S&P 500® Index advanced 22.57%, with all but one of the 10 major sectors tracked by MSCI® U.S. Investable Market classifications delivering a double-digit gain. While cyclically oriented sectors benefited from an overall improving economy, less economically sensitive sectors fell short of the broad market. Energy and materials stocks performed best, while the health care and consumer staples groups struggled the most.

Comments from Maximilian Kaufmann, member of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Value Enhanced Index Fund: For the 12 months, the fund returned 20.15%, lagging the 22.16% return of the Russell 1000® Value Index. Weak security selection, most notably in the information technology, industrials and utilities sectors, weighed on results. The fund's positioning in financials also was challenging. Stock picking in materials and health care helped the fund's relative performance. Topping the list of detractors was financial holding company Prosperity Bancshares. Several other financials stocks lagged, including insurance provider Axis Capital Holdings and asset manager and financial planning firm Waddell & Reed Financial. In the technology sector, Hewlett-Packard saw its shares lose significant ground last August, following the unexpected resignation of the company's CEO. Also, late in the reporting period, the computer and peripherals company reduced its revenue target for the coming fiscal year. Underweighting strong-performing semiconductor manufacturer Micron Technology also hurt. Elsewhere, for-profit post-secondary education provider ITT Educational Services and apparel retailer Gap disappointed. On the positive side, weight-loss business Weight Watchers International added the most to the fund's result. Energy stocks such as oil-field services company RPC and energy equipment provider National Oilwell Varco benefited from an increasingly favorable market backdrop, given the rising price of oil. Paper company Domtar was helpful, as was media company CBS. Some of the names I've mentioned were not in the index, and some were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	2.9	2.8
JPMorgan Chase & Co.	2.9	2.8
General Electric Co.	2.6	2.5
AT&T, Inc.	2.4	3.5
Procter & Gamble Co.	2.3	2.9
Wells Fargo & Co.	2.3	2.2
Pfizer, Inc.	2.2	2.2
Berkshire Hathaway, Inc. Class B	2.2	2.6
Johnson & Johnson	2.0	2.3
Bank of America Corp.	1.8	2.2
	23.6
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.0	26.5
Energy	13.8	11.3
Health Care	13.1	14.1
Industrials	9.3	8.5
Consumer Staples	8.1	10.3
Consumer Discretionary	8.1	7.8
Information Technology	7.0	5.5
Utilities	5.1	6.4
Telecommunication Services	4.4	5.6
Materials	3.3	3.6

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.4%
Autoliv, Inc.	1,100	$ 82,379
Lear Corp.	800	84,640
TRW Automotive Holdings Corp. (a)	2,300	130,640
		297,659
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,700	167,462
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	5,753	136,001
Carnival Corp. unit	1,500	64,005
Wyndham Worldwide Corp.	6,800	212,704
		412,710
Household Durables - 0.3%
Stanley Black & Decker, Inc.	1,600	121,328
Tupperware Brands Corp.	2,200	118,030
		239,358
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	6,800	109,208
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc. (d)	2,610	196,925
Media - 5.3%
CBS Corp. Class B	23,001	548,804
Comcast Corp. Class A	35,177	906,160
Gannett Co., Inc.	10,131	167,263
Liberty Global, Inc. Class A (a)	5,940	250,074
News Corp. Class A	22,055	383,095
The Walt Disney Co.	24,455	1,069,662
Time Warner Cable, Inc.	3,664	264,468
Time Warner, Inc.	16,997	649,285
Viacom, Inc. Class B (non-vtg.)	6,529	291,585
		4,530,396
Multiline Retail - 0.3%
Macy's, Inc.	11,063	264,406
Specialty Retail - 0.5%
Advance Auto Parts, Inc. (d)	3,593	225,209
Foot Locker, Inc.	3,800	75,506
Signet Jewelers Ltd. (a)	3,543	155,431
		456,146
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	2,100	200,907
TOTAL CONSUMER DISCRETIONARY		6,875,177
CONSUMER STAPLES - 8.1%
Beverages - 1.2%
Dr Pepper Snapple Group, Inc. (d)	3,913	141,103
Molson Coors Brewing Co. Class B	1,500	68,595

	Shares	Value
PepsiCo, Inc.	5,763	$ 365,489
The Coca-Cola Co.	6,726	429,926
		1,005,113
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	11,008	363,924
Kroger Co.	1,848	42,319
Wal-Mart Stores, Inc.	8,900	462,622
Walgreen Co.	2,800	121,352
		990,217
Food Products - 2.3%
Archer Daniels Midland Co.	6,850	254,683
ConAgra Foods, Inc.	3,078	71,286
Corn Products International, Inc.	2,400	117,168
Del Monte Foods Co.	8,235	155,889
General Mills, Inc.	3,251	120,742
Hershey Co.	3,700	193,584
Kraft Foods, Inc. Class A (d)	14,144	450,345
Smithfield Foods, Inc. (a)	3,500	81,025
The J.M. Smucker Co.	2,623	180,567
Tyson Foods, Inc. Class A	16,717	311,438
		1,936,727
Household Products - 2.5%
Energizer Holdings, Inc. (a)	2,200	147,026
Procter & Gamble Co.	31,465	1,983,868
		2,130,894
Tobacco - 1.0%
Altria Group, Inc.	11,588	293,988
Lorillard, Inc.	1,700	130,509
Philip Morris International, Inc.	6,842	429,541
		854,038
TOTAL CONSUMER STAPLES		6,916,989
ENERGY - 13.8%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	1,611	114,462
Cameron International Corp. (a)	1,300	76,869
Complete Production Services, Inc. (a)	3,100	89,311
Halliburton Co.	2,572	120,730
Helmerich & Payne, Inc. (d)	4,989	324,235
McDermott International, Inc. (a)	10,500	240,975
National Oilwell Varco, Inc.	10,202	811,773
Oceaneering International, Inc. (a)	4,200	351,246
Oil States International, Inc. (a)(d)	5,320	387,243
Schlumberger Ltd.	2,131	199,078
SEACOR Holdings, Inc.	600	56,862
		2,772,784
Oil, Gas & Consumable Fuels - 10.5%
Alpha Natural Resources, Inc. (a)	1,200	65,064
Anadarko Petroleum Corp.	5,832	477,233
Apache Corp.	3,739	465,954
Arch Coal, Inc.	1,600	53,648
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp. (d)	4,986	$ 177,551
Chevron Corp.	24,096	2,499,956
ConocoPhillips	13,300	1,035,671
CVR Energy, Inc. (a)	6,000	113,400
Devon Energy Corp.	5,056	462,321
Exxon Mobil Corp.	6,700	573,051
Hess Corp.	3,292	286,503
Marathon Oil Corp.	3,051	151,330
Murphy Oil Corp.	2,100	154,413
Noble Energy, Inc.	692	64,121
Occidental Petroleum Corp.	7,418	756,413
Peabody Energy Corp.	4,938	323,390
Pioneer Natural Resources Co. (d)	1,200	122,808
Spectra Energy Corp.	7,234	193,510
Valero Energy Corp. (d)	16,500	464,970
W&T Offshore, Inc.	6,000	153,180
Whiting Petroleum Corp. (a)	5,200	339,768
		8,934,255
TOTAL ENERGY		11,707,039
FINANCIALS - 27.0%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	7,500	474,900
Bank of New York Mellon Corp.	10,375	315,296
BlackRock, Inc. Class A	700	142,793
Goldman Sachs Group, Inc.	5,593	916,022
Invesco Ltd.	4,000	107,360
Morgan Stanley	9,735	288,935
Raymond James Financial, Inc.	2,400	91,968
State Street Corp.	5,956	266,352
		2,603,626
Commercial Banks - 5.3%
BB&T Corp.	3,700	102,120
CIT Group, Inc. (a)	1,295	56,099
East West Bancorp, Inc.	12,500	290,250
Fifth Third Bancorp	6,800	99,280
Huntington Bancshares, Inc.	8,000	54,720
KeyCorp	26,000	237,640
M&T Bank Corp.	1,800	158,490
PNC Financial Services Group, Inc.	7,185	443,315
Prosperity Bancshares, Inc.	3,000	122,460
Signature Bank, New York (a)(d)	2,400	124,536
SunTrust Banks, Inc.	5,500	165,935
U.S. Bancorp, Delaware	23,886	662,359
Wells Fargo & Co.	60,705	1,958,343
		4,475,547
Consumer Finance - 1.4%
Capital One Financial Corp. (d)	8,413	418,715

	Shares	Value
Credit Acceptance Corp. (a)(d)	2,687	$ 189,702
Discover Financial Services	20,271	440,894
SLM Corp. (a)	8,500	125,970
		1,175,281
Diversified Financial Services - 7.0%
Bank of America Corp.	110,058	1,572,729
Citigroup, Inc. (a)	235,021	1,099,898
CME Group, Inc.	411	127,936
JPMorgan Chase & Co.	52,905	2,470,134
Moody's Corp. (d)	13,010	415,019
The NASDAQ Stock Market, Inc. (a)(d)	10,700	306,127
		5,991,843
Insurance - 7.1%
ACE Ltd.	3,621	229,028
AFLAC, Inc.	1,500	88,290
Allied World Assurance Co. Holdings Ltd.	1,800	111,078
Allstate Corp.	2,600	82,628
Axis Capital Holdings Ltd.	4,160	151,091
Berkshire Hathaway, Inc. Class B (a)	21,300	1,859,064
Endurance Specialty Holdings Ltd.	4,900	242,991
Hartford Financial Services Group, Inc.	4,800	142,080
Lincoln National Corp.	3,500	111,020
MetLife, Inc.	2,845	134,739
Montpelier Re Holdings Ltd. (d)	12,688	255,917
PartnerRe Ltd.	1,000	79,300
Primerica, Inc.	3,001	77,306
Principal Financial Group, Inc.	3,900	133,614
Progressive Corp.	4,000	83,320
Protective Life Corp.	12,120	344,572
Prudential Financial, Inc. (d)	7,800	513,474
Reinsurance Group of America, Inc.	5,000	301,950
RenaissanceRe Holdings Ltd.	1,861	124,724
Symetra Financial Corp.	17,000	243,100
The Chubb Corp.	3,500	212,380
The Travelers Companies, Inc.	4,282	256,620
Torchmark Corp. (d)	3,429	223,742
Validus Holdings Ltd.	2,786	86,227
		6,088,255
Real Estate Investment Trusts - 2.8%
Annaly Capital Management, Inc.	4,462	80,004
Boston Properties, Inc. (d)	500	47,960
CBL & Associates Properties, Inc. (d)	12,000	214,200
Equity Residential (SBI)	2,500	137,775
HCP, Inc. (d)	3,500	133,000
Highwoods Properties, Inc. (SBI) (d)	4,000	135,720
Hospitality Properties Trust (SBI)	10,855	249,665
MFA Financial, Inc.	21,000	177,870
Nationwide Health Properties, Inc.	3,800	162,412
Public Storage (d)	1,200	134,700
Rayonier, Inc.	5,100	312,783
Simon Property Group, Inc. (d)	2,095	230,534
Ventas, Inc.	2,200	121,924
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust	600	$ 55,998
Weyerhaeuser Co.	6,500	158,665
		2,353,210
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	1,200	118,104
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	6,000	111,960
NewAlliance Bancshares, Inc.	5,500	86,020
		197,980
TOTAL FINANCIALS		23,003,846
HEALTH CARE - 13.1%
Biotechnology - 1.4%
Amgen, Inc. (a)	9,500	487,635
Biogen Idec, Inc. (a)(d)	7,186	491,522
Myriad Genetics, Inc. (a)(d)	9,000	166,680
		1,145,837
Health Care Equipment & Supplies - 0.2%
Cooper Companies, Inc.	1,100	68,002
Zimmer Holdings, Inc. (a)	1,800	112,212
		180,214
Health Care Providers & Services - 3.3%
Aetna, Inc.	7,311	273,139
Cardinal Health, Inc.	12,002	499,763
CIGNA Corp.	6,000	252,420
Health Management Associates, Inc. Class A (a)	9,171	91,710
Humana, Inc. (a)	8,217	534,187
McKesson Corp.	1,600	126,848
UnitedHealth Group, Inc.	17,874	761,075
WellPoint, Inc.	3,863	256,774
		2,795,916
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	600	68,496
Life Technologies Corp. (a)(d)	2,042	108,982
Thermo Fisher Scientific, Inc. (a)	3,200	178,624
		356,102
Pharmaceuticals - 7.8%
Bristol-Myers Squibb Co.	16,850	434,899
Eli Lilly & Co.	14,365	496,454
Endo Pharmaceuticals Holdings, Inc. (a)(d)	9,779	347,350
Forest Laboratories, Inc. (a)	12,137	393,239
Johnson & Johnson	27,925	1,715,712
King Pharmaceuticals, Inc. (a)	14,000	199,360

	Shares	Value
Merck & Co., Inc.	37,227	$ 1,212,483
Pfizer, Inc.	97,051	1,867,261
		6,666,758
TOTAL HEALTH CARE		11,144,827
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	3,675	279,741
ITT Corp.	1,500	86,895
L-3 Communications Holdings, Inc.	1,530	121,314
Lockheed Martin Corp.	2,000	158,320
Northrop Grumman Corp.	6,800	453,424
Raytheon Co.	7,026	359,801
Rockwell Collins, Inc.	1,000	64,440
		1,523,935
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	4,823	329,314
United Parcel Service, Inc. Class B	3,939	290,698
		620,012
Airlines - 0.1%
Alaska Air Group, Inc. (a)	2,000	118,900
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.	10,380	193,276
Waste Management, Inc.	2,546	94,355
		287,631
Construction & Engineering - 0.8%
KBR, Inc.	12,000	393,600
URS Corp. (a)	5,100	237,303
		630,903
Industrial Conglomerates - 2.9%
General Electric Co.	106,816	2,234,591
Tyco International Ltd.	5,200	235,768
		2,470,359
Machinery - 1.4%
AGCO Corp. (a)	1,800	98,604
Eaton Corp.	1,400	155,092
Ingersoll-Rand Co. Ltd.	3,600	163,080
Joy Global, Inc.	2,600	253,188
Oshkosh Co. (a)	5,013	178,814
Parker Hannifin Corp.	2,000	178,360
Timken Co.	2,599	126,623
		1,153,761
Road & Rail - 1.3%
CSX Corp.	5,024	375,092
Norfolk Southern Corp.	3,764	246,843
Union Pacific Corp.	5,100	486,591
		1,108,526
TOTAL INDUSTRIALS		7,914,027
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.5%
Harris Corp. (d)	3,770	$ 175,908
Motorola Mobility Holdings, Inc.	1,943	58,679
Motorola Solutions, Inc.	2,221	85,819
Plantronics, Inc.	2,090	72,920
		393,326
Computers & Peripherals - 0.5%
Hewlett-Packard Co.	5,131	223,866
QLogic Corp. (a)(d)	7,400	133,644
Western Digital Corp. (a)	2,100	64,218
		421,728
Electronic Equipment & Components - 0.9%
Corning, Inc.	17,580	405,395
Vishay Intertechnology, Inc. (a)(d)	22,387	390,653
		796,048
Internet Software & Services - 0.4%
eBay, Inc. (a)	7,100	237,886
IAC/InterActiveCorp (a)	4,500	139,815
		377,701
IT Services - 1.0%
Accenture PLC Class A	4,200	216,216
CACI International, Inc. Class A (a)(d)	5,500	326,260
Computer Sciences Corp.	1,329	63,965
Fiserv, Inc. (a)	1,200	75,924
International Business Machines Corp.	1,041	168,517
		850,882
Office Electronics - 0.2%
Xerox Corp.	5,273	56,685
Zebra Technologies Corp. Class A (a)	2,327	86,844
		143,529
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)(d)	10,000	92,100
Fairchild Semiconductor International, Inc. (a)(d)	3,800	66,918
Intel Corp.	25,447	546,347
KLA-Tencor Corp.	3,000	146,460
Micron Technology, Inc. (a)	11,000	122,430
Novellus Systems, Inc. (a)	3,600	143,856
RF Micro Devices, Inc. (a)(d)	12,000	90,000
Texas Instruments, Inc.	8,400	299,124
		1,507,235
Software - 1.7%
Activision Blizzard, Inc.	8,000	88,960
CA, Inc.	2,300	56,994
Microsoft Corp.	32,500	863,850

	Shares	Value
Oracle Corp.	3,845	$ 126,501
Symantec Corp. (a)	18,728	337,666
		1,473,971
TOTAL INFORMATION TECHNOLOGY		5,964,420
MATERIALS - 3.3%
Chemicals - 2.1%
Cabot Corp.	1,800	77,868
Dow Chemical Co.	11,490	426,968
E.I. du Pont de Nemours & Co.	7,146	392,101
Lubrizol Corp.	3,701	402,928
PPG Industries, Inc.	3,995	353,078
Rockwood Holdings, Inc. (a)(d)	2,763	128,618
		1,781,561
Containers & Packaging - 0.2%
Ball Corp.	3,918	141,440
Rock-Tenn Co. Class A (d)	1,240	85,126
		226,566
Metals & Mining - 0.3%
Alcoa, Inc. (d)	3,306	55,706
Freeport-McMoRan Copper & Gold, Inc.	2,854	151,119
Walter Energy, Inc.	400	48,404
		255,229
Paper & Forest Products - 0.7%
Domtar Corp.	4,228	369,527
International Paper Co.	2,500	69,450
MeadWestvaco Corp. (d)	4,500	132,075
		571,052
TOTAL MATERIALS		2,834,408
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	71,696	2,034,732
CenturyLink, Inc.	3,500	144,130
Qwest Communications International, Inc.	18,000	122,760
Verizon Communications, Inc.	35,268	1,302,095
		3,603,717
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	35,485	155,069
TOTAL TELECOMMUNICATION SERVICES		3,758,786
UTILITIES - 5.1%
Electric Utilities - 3.1%
American Electric Power Co., Inc.	5,770	206,451
DPL, Inc. (d)	7,633	198,611
Duke Energy Corp.	11,500	206,885
Edison International	3,800	141,056
Entergy Corp.	4,057	288,858
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. (d)	7,864	$ 328,401
FirstEnergy Corp.	2,100	80,430
NextEra Energy, Inc.	4,622	256,382
Northeast Utilities	2,747	93,508
Portland General Electric Co. (d)	13,070	306,099
PPL Corp. (d)	1,439	36,594
Progress Energy, Inc.	2,943	134,525
Southern Co.	8,984	342,380
		2,620,180
Gas Utilities - 0.3%
Energen Corp.	4,030	246,233
Multi-Utilities - 1.7%
Ameren Corp.	14,522	406,035
Consolidated Edison, Inc. (d)	1,782	89,064
Dominion Resources, Inc.	5,274	240,653
PG&E Corp.	3,719	171,297
Public Service Enterprise Group, Inc.	9,800	320,460
Sempra Energy	2,900	154,367
Xcel Energy, Inc. (d)	5,400	129,276
		1,511,152
TOTAL UTILITIES		4,377,565
TOTAL COMMON STOCKS (Cost $70,948,301)		84,497,084
Investment Companies - 0.1%

Ares Capital Corp. (Cost $75,296)	4,500	80,235
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.2% 7/28/11 (e) (Cost $229,813)	$ 230,000	229,860
Money Market Funds - 11.2%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (f)	434,386	$ 434,386
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	9,098,844	9,098,844
TOTAL MONEY MARKET FUNDS (Cost $9,533,230)		9,533,230
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $80,786,640)	94,340,409
NET OTHER ASSETS (LIABILITIES) - (10.8)%	(9,217,319)
NET ASSETS - 100%	$ 85,123,090
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
9 CME E-mini S&P 500 Index Contracts	March 2011	$ 596,745	$ 21,142

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $229,860.
(f) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 13,555
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,875,177	$ 6,875,177	$ -	$ -
Consumer Staples	6,916,989	6,916,989	-	-
Energy	11,707,039	11,707,039	-	-
Financials	23,003,846	23,003,846	-	-
Health Care	11,144,827	11,144,827	-	-
Industrials	7,914,027	7,914,027	-	-
Information Technology	5,964,420	5,964,420	-	-
Materials	2,834,408	2,834,408	-	-
Telecommunication Services	3,758,786	3,758,786	-	-
Utilities	4,377,565	4,377,565	-	-
Investment Companies	80,235	80,235	-	-
U.S. Government and Government Agency Obligations	229,860	-	229,860	-
Money Market Funds	9,533,230	9,533,230	-	-
Total Investments in Securities:	$ 94,340,409	$ 94,110,549	$ 229,860	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 21,142	$ 21,142	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 21,142	$ -
Total Value of Derivatives	$ 21,142	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $187,547 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $8,941,816) - See accompanying schedule: Unaffiliated issuers (cost $71,687,796)	$ 85,241,565
Fidelity Central Funds (cost $9,098,844)	9,098,844
Total Investments (cost $80,786,640)		$ 94,340,409
Receivable for fund shares sold		69,260
Dividends receivable		181,607
Interest receivable		60
Distributions receivable from Fidelity Central Funds		766
Receivable for daily variation on futures contracts		4,184
Total assets		94,596,286

Liabilities
Payable for fund shares redeemed	342,924
Accrued management fee	20,975
Other affiliated payables	10,453
Collateral on securities loaned, at value	9,098,844
Total liabilities		9,473,196

Net Assets		$ 85,123,090
Net Assets consist of:
Paid in capital		$ 71,933,982
Undistributed net investment income		167,330
Accumulated undistributed net realized gain (loss) on investments		(553,133)
Net unrealized appreciation (depreciation) on investments		13,574,911
Net Assets, for 10,743,462 shares outstanding		$ 85,123,090
Net Asset Value, offering price and redemption price per share ($85,123,090 ÷ 10,743,462 shares)		$ 7.92

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 1,535,859
Interest		1,647
Income from Fidelity Central Funds (including $13,555 from security lending)		13,555
Total income		1,551,061

Expenses
Management fee	$ 210,366
Transfer agent fees	105,612
Independent trustees' compensation	860
Miscellaneous	202
Total expenses before reductions	317,040
Expense reductions	(10)	317,030
Net investment income (loss)		1,234,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,446,151
Futures contracts	23,654
Total net realized gain (loss)		1,469,805
Change in net unrealized appreciation (depreciation) on: Investment securities	10,747,588
Futures contracts	9,029
Total change in net unrealized appreciation (depreciation)		10,756,617
Net gain (loss)		12,226,422
Net increase (decrease) in net assets resulting from operations		$ 13,460,453

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,234,031	$ 1,326,082
Net realized gain (loss)	1,469,805	3,447,132
Change in net unrealized appreciation (depreciation)	10,756,617	17,362,934
Net increase (decrease) in net assets resulting from operations	13,460,453	22,136,148
Distributions to shareholders from net investment income	(1,184,075)	(1,285,327)
Share transactions Proceeds from sales of shares	22,891,708	60,558,743
Reinvestment of distributions	1,155,878	1,254,502
Cost of shares redeemed	(20,225,202)	(33,801,530)
Net increase (decrease) in net assets resulting from share transactions	3,822,384	28,011,715
Total increase (decrease) in net assets	16,098,762	48,862,536

Net Assets
Beginning of period	69,024,328	20,161,792
End of period (including undistributed net investment income of $167,330 and undistributed net investment income of $203,537, respectively)	$ 85,123,090	$ 69,024,328
Other Information Shares
Sold	3,182,934	11,338,883
Issued in reinvestment of distributions	158,090	197,134
Redeemed	(2,904,695)	(5,617,182)
Net increase (decrease)	436,329	5,918,835

Financial Highlights

Years ended February 28,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.70	$ 4.59	$ 8.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.13	.20	.18
Net realized and unrealized gain (loss)	1.22	2.11	(4.14)	(1.37)
Total from investment operations	1.34	2.24	(3.94)	(1.19)
Distributions from net investment income	(.12)	(.13)	(.15)	(.13)
Net asset value, end of period	$ 7.92	$ 6.70	$ 4.59	$ 8.68
Total Return B, C	20.15%	48.83%	(45.82)%	(12.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45%	.45%	.45%	.45% A
Net investment income (loss)	1.76%	2.11%	2.81%	2.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,123	$ 69,024	$ 20,162	$ 24,379
Portfolio turnover rate F	83%	89% I	72% I	65% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Life of fund A
Fidelity Large Cap Core Enhanced Index Fund	20.25%	-0.91%

A From April 19, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Core Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: Steady economic growth, encouraging monetary policy, improving credit-market conditions, an uptick in merger-and-acquisition activity and better-than-expected corporate earnings propelled U.S. stock markets forward during the 12-month period ending February 28, 2011. Uncertainty over the global effects of the debt crisis in Europe and China's attempt to rein in its economy plagued equities during the spring, but markets reacted positively to the Federal Reserve's second round of stimulative quantitative easing and the Congressional midterm elections in November, followed in December by the extension of Bush-era tax policies. For the full year, the S&P 500® Index advanced 22.57%, with all but one of the 10 major sectors tracked by MSCI U.S. Investable Market classifications delivering a double-digit gain. While cyclically oriented sectors benefited from an overall improving economy, less economically sensitive sectors fell short of the broad market. Energy and materials stocks performed best, while the health care and consumer staples groups struggled the most.

Comments from Maximilian Kaufmann, member of the Geode Capital Management, LLC, investment management team for Fidelity® Large Cap Core Enhanced Index Fund: For the 12 months, the fund returned 20.25%, lagging the S&P 500®. Weak security selection, most notably in the information technology and industrials sectors, weighed on results. The fund's positioning in the consumer discretionary group also was challenging. Stock picking in energy and materials helped the fund's relative performance. The biggest detractor was Hewlett-Packard, whose shares lost significant ground last August following the unexpected resignation of the company's CEO. Also, late in the reporting period, the computer and peripherals company reduced its revenue target for the coming fiscal year. The stock of financial holding company Prosperity Bancshares underperformed, as did for-profit post-secondary education provider ITT Educational Services. Other sources of underperformance included defense contractors L-3 Communications Holdings and Raytheon; software giant Microsoft, which has faced an increasingly challenging competitive environment; SanDisk, a maker of flash memory for electronic devices whose shares we owned at inopportune times; and truck manufacturer Oshkosh. In contrast, energy stocks benefited from an increasingly favorable market backdrop, given the rising price of oil. Companies such as oil and gas equipment maker National Oilwell Varco and energy exploration firm Helmerich & Payne did very well. Paper company Domtar and weight-loss business Weight Watchers International added to the fund's result, as did media company CBS. Many of the names I've mentioned were not in the index, and some were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.9	3.2
Apple, Inc.	3.1	2.6
General Electric Co.	2.3	2.1
Chevron Corp.	2.1	1.7
Microsoft Corp.	1.9	2.4
International Business Machines Corp.	1.8	2.0
Google, Inc. Class A	1.6	1.4
AT&T, Inc.	1.5	2.3
Procter & Gamble Co.	1.5	2.0
Wells Fargo & Co.	1.5	1.6
	21.2
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	18.4
Financials	15.1	14.7
Energy	14.3	12.1
Health Care	11.2	11.6
Consumer Discretionary	11.1	10.8
Industrials	10.3	10.2
Consumer Staples	8.6	11.2
Materials	4.4	3.8
Telecommunication Services	2.8	3.5
Utilities	1.7	2.7

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
Autoliv, Inc.	21,515	$ 1,611,258
Johnson Controls, Inc.	20,000	816,000
		2,427,258
Automobiles - 0.4%
Ford Motor Co. (a)	272,144	4,095,767
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	21,000	950,460
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	44,653	1,055,597
Carnival Corp. unit	12,000	512,040
McDonald's Corp.	71,184	5,387,205
Starbucks Corp.	70,000	2,308,600
The Cheesecake Factory, Inc. (a)(e)	76,036	2,208,085
Wyndham Worldwide Corp.	80,000	2,502,400
Wynn Resorts Ltd. (e)	8,000	983,440
Yum! Brands, Inc.	36,600	1,842,078
		16,799,445
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	20,499	3,552,272
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc. (e)	37,107	2,799,723
Media - 3.9%
CBS Corp. Class B	271,251	6,472,049
Comcast Corp. Class A	264,897	6,823,747
DIRECTV (a)(e)	42,438	1,950,875
McGraw-Hill Companies, Inc.	37,000	1,431,160
News Corp. Class A	153,646	2,668,831
The Walt Disney Co.	150,967	6,603,297
Time Warner Cable, Inc.	28,477	2,055,470
Time Warner, Inc.	194,722	7,438,380
Viacom, Inc. Class B (non-vtg.)	58,000	2,590,280
		38,034,089
Multiline Retail - 0.7%
Macy's, Inc.	109,408	2,614,851
Nordstrom, Inc.	25,000	1,131,500
Target Corp.	49,628	2,607,951
		6,354,302
Specialty Retail - 2.6%
Advance Auto Parts, Inc. (e)	36,044	2,259,238
AutoZone, Inc. (a)	3,800	980,210
Bed Bath & Beyond, Inc. (a)	25,000	1,203,750
Home Depot, Inc.	134,078	5,023,903
Limited Brands, Inc.	106,287	3,403,310
Lowe's Companies, Inc.	43,106	1,128,084
Ross Stores, Inc.	63,809	4,596,800
TJX Companies, Inc.	128,000	6,383,360
		24,978,655

	Shares	Value
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	25,000	$ 1,373,000
NIKE, Inc. Class B	15,074	1,342,038
Polo Ralph Lauren Corp. Class A	9,000	1,140,390
VF Corp.	41,811	4,000,058
		7,855,486
TOTAL CONSUMER DISCRETIONARY		107,847,457
CONSUMER STAPLES - 8.6%
Beverages - 2.1%
Dr Pepper Snapple Group, Inc. (e)	68,000	2,452,080
PepsiCo, Inc.	96,572	6,124,596
The Coca-Cola Co.	187,240	11,968,381
		20,545,057
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	16,568	1,239,121
CVS Caremark Corp.	67,892	2,244,510
Wal-Mart Stores, Inc.	150,155	7,805,057
Walgreen Co.	93,626	4,057,751
Whole Foods Market, Inc.	22,200	1,300,032
		16,646,471
Food Products - 1.2%
Corn Products International, Inc.	24,174	1,180,175
General Mills, Inc.	21,910	813,737
H.J. Heinz Co.	30,000	1,506,600
Hershey Co.	61,005	3,191,782
Kraft Foods, Inc. Class A (e)	81,662	2,600,118
Tyson Foods, Inc. Class A	130,000	2,421,900
		11,714,312
Household Products - 1.7%
Colgate-Palmolive Co.	21,087	1,655,751
Kimberly-Clark Corp.	12,598	830,208
Procter & Gamble Co.	228,717	14,420,607
		16,906,566
Tobacco - 1.9%
Altria Group, Inc.	109,981	2,790,218
Lorillard, Inc.	46,812	3,593,757
Philip Morris International, Inc.	183,656	11,529,924
		17,913,899
TOTAL CONSUMER STAPLES		83,726,305
ENERGY - 14.3%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	16,000	1,136,800
Cameron International Corp. (a)	20,000	1,182,600
Complete Production Services, Inc. (a)	50,000	1,440,500
Core Laboratories NV	14,000	1,446,900
Halliburton Co.	70,245	3,297,300
Helmerich & Payne, Inc.	45,873	2,981,286
McDermott International, Inc. (a)	130,000	2,983,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	103,114	$ 8,204,781
Oceaneering International, Inc. (a)	38,000	3,177,940
Schlumberger Ltd.	107,503	10,042,930
		35,894,537
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	39,058	3,196,116
Apache Corp.	14,568	1,815,464
Chevron Corp.	194,104	20,138,290
ConocoPhillips	163,235	12,711,109
Devon Energy Corp.	31,367	2,868,198
Exxon Mobil Corp.	436,579	37,340,599
Hess Corp.	24,000	2,088,720
Marathon Oil Corp.	19,378	961,149
Murphy Oil Corp.	27,000	1,985,310
Occidental Petroleum Corp.	97,009	9,892,008
Peabody Energy Corp.	66,924	4,382,853
Pioneer Natural Resources Co. (e)	9,000	921,060
Spectra Energy Corp.	50,000	1,337,500
Valero Energy Corp. (e)	45,000	1,268,100
Williams Companies, Inc.	45,000	1,366,200
		102,272,676
TOTAL ENERGY		138,167,213
FINANCIALS - 15.1%
Capital Markets - 2.3%
American Capital Ltd. (a)(e)	100,000	934,000
Ameriprise Financial, Inc.	87,500	5,540,500
Bank of New York Mellon Corp.	50,000	1,519,500
Franklin Resources, Inc.	12,000	1,507,440
Goldman Sachs Group, Inc.	35,712	5,848,911
Invesco Ltd.	38,000	1,019,920
Morgan Stanley	90,000	2,671,200
State Street Corp.	37,107	1,659,425
T. Rowe Price Group, Inc.	20,000	1,339,600
		22,040,496
Commercial Banks - 2.7%
East West Bancorp, Inc.	145,000	3,366,900
PNC Financial Services Group, Inc.	71,611	4,418,399
U.S. Bancorp, Delaware	137,352	3,808,771
Wells Fargo & Co.	443,891	14,319,924
		25,913,994
Consumer Finance - 1.3%
American Express Co.	84,043	3,661,754
Capital One Financial Corp. (e)	69,276	3,447,867
Discover Financial Services	128,839	2,802,248
SLM Corp. (a)	205,846	3,050,638
		12,962,507
Diversified Financial Services - 3.9%
Bank of America Corp.	723,014	10,331,870

	Shares	Value
Citigroup, Inc. (a)	2,100,000	$ 9,828,000
JPMorgan Chase & Co.	298,661	13,944,482
Moody's Corp. (e)	33,000	1,052,700
The NASDAQ Stock Market, Inc. (a)(e)	100,000	2,861,000
		38,018,052
Insurance - 3.1%
ACE Ltd.	62,621	3,960,778
AFLAC, Inc.	28,177	1,658,498
Berkshire Hathaway, Inc. Class B (a)	136,545	11,917,648
Hartford Financial Services Group, Inc.	50,000	1,480,000
MetLife, Inc.	41,510	1,965,914
Montpelier Re Holdings Ltd. (e)	76,442	1,541,835
Protective Life Corp.	144,000	4,093,920
Prudential Financial, Inc. (e)	31,588	2,079,438
The Travelers Companies, Inc.	21,022	1,259,848
		29,957,879
Real Estate Investment Trusts - 1.8%
American Capital Agency Corp. (e)	30,000	883,500
CBL & Associates Properties, Inc. (e)	75,000	1,338,750
MFA Financial, Inc.	175,000	1,482,250
Nationwide Health Properties, Inc.	51,780	2,213,077
Public Storage (e)	25,000	2,806,250
Rayonier, Inc.	64,000	3,925,120
Simon Property Group, Inc. (e)	39,000	4,291,560
		16,940,507
TOTAL FINANCIALS		145,833,435
HEALTH CARE - 11.2%
Biotechnology - 1.4%
Amgen, Inc. (a)	83,142	4,267,679
Biogen Idec, Inc. (a)(e)	77,187	5,279,591
Celgene Corp. (a)	17,264	916,718
Gilead Sciences, Inc. (a)	84,721	3,302,425
		13,766,413
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	25,699	1,365,902
Becton, Dickinson & Co.	17,166	1,373,280
Covidien PLC	28,000	1,440,600
Kinetic Concepts, Inc. (a)	16,200	793,314
Medtronic, Inc.	48,163	1,922,667
Stryker Corp. (e)	26,000	1,644,760
		8,540,523
Health Care Providers & Services - 2.9%
Aetna, Inc.	42,000	1,569,120
AmerisourceBergen Corp.	32,000	1,213,120
Cardinal Health, Inc.	147,610	6,146,480
CIGNA Corp.	85,000	3,575,950
Express Scripts, Inc. (a)	17,164	964,960
Humana, Inc. (a)	89,076	5,790,831
McKesson Corp.	12,265	972,369
Medco Health Solutions, Inc. (a)	10,142	625,153
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	159,220	$ 6,779,588
WellPoint, Inc.	9,000	598,230
		28,235,801
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc. (a)	30,000	1,262,400
Life Technologies Corp. (a)(e)	23,468	1,252,487
Pharmaceutical Product Development, Inc.	50,000	1,373,500
Thermo Fisher Scientific, Inc. (a)	34,678	1,935,726
		5,824,113
Pharmaceuticals - 5.4%
Abbott Laboratories	145,903	7,017,934
Allergan, Inc.	12,600	934,542
Bristol-Myers Squibb Co.	108,432	2,798,630
Eli Lilly & Co.	116,578	4,028,936
Endo Pharmaceuticals Holdings, Inc. (a)(e)	52,984	1,881,992
Forest Laboratories, Inc. (a)	156,607	5,074,067
Johnson & Johnson	215,111	13,216,420
Merck & Co., Inc.	202,937	6,609,658
Pfizer, Inc.	559,387	10,762,606
		52,324,785
TOTAL HEALTH CARE		108,691,635
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.5%
General Dynamics Corp.	57,104	4,346,756
Honeywell International, Inc.	61,941	3,587,003
Lockheed Martin Corp.	23,942	1,895,249
Northrop Grumman Corp.	80,000	5,334,400
Raytheon Co.	21,485	1,100,247
The Boeing Co.	29,432	2,119,398
United Technologies Corp.	73,871	6,171,183
		24,554,236
Air Freight & Logistics - 0.9%
FedEx Corp.	5,545	499,161
United Parcel Service, Inc. Class B	113,647	8,387,149
		8,886,310
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co.	63,000	1,173,060
Construction & Engineering - 0.6%
KBR, Inc.	135,000	4,428,000
URS Corp. (a)	27,128	1,262,266
		5,690,266
Electrical Equipment - 0.2%
Emerson Electric Co.	40,268	2,402,389
Industrial Conglomerates - 3.0%
3M Co.	56,156	5,179,268

	Shares	Value
General Electric Co.	1,048,892	$ 21,942,821
Tyco International Ltd.	37,000	1,677,580
		28,799,669
Machinery - 2.1%
Caterpillar, Inc.	44,138	4,543,124
Cummins, Inc.	4,062	410,749
Danaher Corp.	22,070	1,116,742
Deere & Co.	25,000	2,253,750
Eaton Corp.	13,500	1,495,530
Illinois Tool Works, Inc.	16,728	904,985
Joy Global, Inc.	26,247	2,555,933
Oshkosh Co. (a)	44,612	1,591,310
PACCAR, Inc.	7,935	397,782
Parker Hannifin Corp.	35,000	3,121,300
Timken Co.	35,000	1,705,200
		20,096,405
Road & Rail - 0.9%
CSX Corp.	38,000	2,837,080
Norfolk Southern Corp.	27,000	1,770,660
Union Pacific Corp.	40,543	3,868,208
		8,475,948
TOTAL INDUSTRIALS		100,078,283
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	395,516	7,340,777
Harris Corp. (e)	38,422	1,792,771
Plantronics, Inc.	29,493	1,029,011
QUALCOMM, Inc.	136,077	8,107,468
		18,270,027
Computers & Peripherals - 5.2%
Apple, Inc. (a)	84,103	29,706,021
Dell, Inc. (a)(e)	133,586	2,114,666
EMC Corp. (a)	114,798	3,123,654
Hewlett-Packard Co.	242,808	10,593,713
QLogic Corp. (a)(e)	215,000	3,882,900
SanDisk Corp. (a)	21,000	1,041,600
		50,462,554
Electronic Equipment & Components - 0.6%
Corning, Inc.	101,442	2,339,253
Vishay Intertechnology, Inc. (a)(e)	199,020	3,472,899
		5,812,152
Internet Software & Services - 1.9%
eBay, Inc. (a)	86,050	2,883,105
Google, Inc. Class A (a)	25,788	15,818,359
		18,701,464
IT Services - 3.5%
Accenture PLC Class A	71,000	3,655,080
Automatic Data Processing, Inc.	97,000	4,850,000
Cognizant Technology Solutions Corp. Class A (a)	18,000	1,383,660
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
International Business Machines Corp.	109,789	$ 17,772,643
MasterCard, Inc. Class A	8,000	1,924,480
Paychex, Inc.	25,000	840,750
The Western Union Co. (e)	50,000	1,099,500
Visa, Inc. Class A	35,000	2,556,750
		34,082,863
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	28,936	1,079,892
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)(e)	157,704	1,452,454
Analog Devices, Inc.	48,000	1,914,240
Intel Corp.	518,344	11,128,846
KLA-Tencor Corp.	25,000	1,220,500
Lam Research Corp. (a)	32,000	1,756,800
Novellus Systems, Inc. (a)	22,000	879,120
Texas Instruments, Inc.	93,000	3,311,730
		21,663,690
Software - 4.5%
Activision Blizzard, Inc.	195,000	2,168,400
Adobe Systems, Inc. (a)(e)	52,000	1,794,000
BMC Software, Inc. (a)	22,000	1,089,000
CA, Inc.	190,000	4,708,200
Intuit, Inc. (a)	52,000	2,734,160
Microsoft Corp.	681,751	18,120,942
Oracle Corp.	366,768	12,066,667
Symantec Corp. (a)	32,725	590,032
		43,271,401
TOTAL INFORMATION TECHNOLOGY		193,344,043
MATERIALS - 4.4%
Chemicals - 2.3%
Dow Chemical Co.	93,572	3,477,136
E.I. du Pont de Nemours & Co.	125,069	6,862,536
Lubrizol Corp.	28,659	3,120,105
Monsanto Co.	23,000	1,653,470
PPG Industries, Inc.	39,503	3,491,275
Praxair, Inc.	12,000	1,192,560
Rockwood Holdings, Inc. (a)(e)	31,131	1,449,148
Sigma Aldrich Corp.	17,000	1,086,130
		22,332,360
Containers & Packaging - 0.3%
Ball Corp.	86,732	3,131,025

	Shares	Value
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc. (e)	12,000	$ 1,164,840
Freeport-McMoRan Copper & Gold, Inc.	108,670	5,754,077
Newmont Mining Corp.	61,161	3,380,368
		10,299,285
Paper & Forest Products - 0.7%
Domtar Corp.	56,006	4,894,924
International Paper Co.	42,000	1,166,760
MeadWestvaco Corp. (e)	30,000	880,500
		6,942,184
TOTAL MATERIALS		42,704,854
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	510,916	14,499,796
CenturyLink, Inc.	25,000	1,029,500
Qwest Communications International, Inc.	570,882	3,893,415
Verizon Communications, Inc.	219,195	8,092,679
		27,515,390
UTILITIES - 1.7%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	49,771	1,780,806
Duke Energy Corp.	47,989	863,322
Exelon Corp. (e)	48,975	2,045,196
NextEra Energy, Inc.	17,098	948,426
Northeast Utilities	29,220	994,649
Portland General Electric Co.	67,756	1,586,846
Southern Co.	22,509	857,818
		9,077,063
Multi-Utilities - 0.7%
Ameren Corp.	115,949	3,241,934
Dominion Resources, Inc.	21,000	958,230
Public Service Enterprise Group, Inc.	58,240	1,904,448
Sempra Energy	19,000	1,011,370
		7,115,982
TOTAL UTILITIES		16,193,045
TOTAL COMMON STOCKS (Cost $933,067,615)		964,101,660
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.23% to 0.33% 5/5/11 to 6/30/11 (f) (Cost $2,607,822)	$ 2,610,000	2,608,883
Money Market Funds - 6.6%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,667,242	$ 1,667,242
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(d)	61,993,652	61,993,652
TOTAL MONEY MARKET FUNDS (Cost $63,660,894)		63,660,894
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $999,336,331)	1,030,371,437
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(61,725,730)
NET ASSETS - 100%	$ 968,645,707
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
70 CME E-mini S&P 500 Index Contracts	March 2011	$ 4,641,350	$ (33,627)
The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $599,714.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 184,330
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 107,847,457	$ 107,847,457	$ -	$ -
Consumer Staples	83,726,305	83,726,305	-	-
Energy	138,167,213	138,167,213	-	-
Financials	145,833,435	145,833,435	-	-
Health Care	108,691,635	108,691,635	-	-
Industrials	100,078,283	100,078,283	-	-
Information Technology	193,344,043	193,344,043	-	-
Materials	42,704,854	42,704,854	-	-
Telecommunication Services	27,515,390	27,515,390	-	-
Utilities	16,193,045	16,193,045	-	-
U.S. Government and Government Agency Obligations	2,608,883	-	2,608,883	-
Money Market Funds	63,660,894	63,660,894	-	-
Total Investments in Securities:	$ 1,030,371,437	$ 1,027,762,554	$ 2,608,883	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (33,627)	$ (33,627)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (33,627)
Total Value of Derivatives	$ -	$ (33,627)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $85,601,774 of which $45,690,051 and $39,911,723 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $61,064,409) - See accompanying schedule: Unaffiliated issuers (cost $937,342,679)	$ 968,377,785
Fidelity Central Funds (cost $61,993,652)	61,993,652
Total Investments (cost $999,336,331)		$ 1,030,371,437
Receivable for fund shares sold		188,410
Dividends receivable		2,105,544
Interest receivable		1,013
Distributions receivable from Fidelity Central Funds		6,094
Receivable for daily variation on futures contracts		34,609
Total assets		1,032,707,107

Liabilities
Payable for investments purchased	$ 1,440,110
Payable for fund shares redeemed	267,392
Accrued management fee	240,188
Other affiliated payables	120,058
Collateral on securities loaned, at value	61,993,652
Total liabilities		64,061,400

Net Assets		$ 968,645,707
Net Assets consist of:
Paid in capital		$ 1,024,813,524
Undistributed net investment income		2,062,802
Accumulated undistributed net realized gain (loss) on investments		(89,232,098)
Net unrealized appreciation (depreciation) on investments		31,001,479
Net Assets, for 106,559,289 shares outstanding		$ 968,645,707
Net Asset Value, offering price and redemption price per share ($968,645,707 ÷ 106,559,289 shares)		$ 9.09

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 19,087,153
Interest		26,622
Income from Fidelity Central Funds (including $184,330 from security lending)		184,330
Total income		19,298,105

Expenses
Management fee	$ 2,837,063
Transfer agent fees	1,424,511
Independent trustees' compensation	11,959
Interest	5,019
Miscellaneous	2,825
Total expenses before reductions	4,281,377
Expense reductions	(115)	4,281,262
Net investment income (loss)		15,016,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,770,966
Futures contracts	2,736,397
Total net realized gain (loss)		64,507,363
Change in net unrealized appreciation (depreciation) on: Investment securities	92,742,402
Futures contracts	127,815
Total change in net unrealized appreciation (depreciation)		92,870,217
Net gain (loss)		157,377,580
Net increase (decrease) in net assets resulting from operations		$ 172,394,423

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,016,843	$ 17,726,017
Net realized gain (loss)	64,507,363	16,226,928
Change in net unrealized appreciation (depreciation)	92,870,217	348,621,025
Net increase (decrease) in net assets resulting from operations	172,394,423	382,573,970
Distributions to shareholders from net investment income	(15,976,149)	(17,963,606)
Share transactions Proceeds from sales of shares	140,360,567	212,649,935
Reinvestment of distributions	15,540,824	17,876,296
Cost of shares redeemed	(349,858,780)	(312,499,917)
Net increase (decrease) in net assets resulting from share transactions	(193,957,389)	(81,973,686)
Total increase (decrease) in net assets	(37,539,115)	282,636,678

Net Assets
Beginning of period	1,006,184,822	723,548,144
End of period (including undistributed net investment income of $2,062,802 and undistributed net investment income of $3,035,848, respectively)	$ 968,645,707	$ 1,006,184,822
Other Information Shares
Sold	17,443,766	34,181,625
Issued in reinvestment of distributions	1,846,723	2,454,564
Redeemed	(43,600,768)	(43,162,731)
Net increase (decrease)	(24,310,279)	(6,526,542)

Financial Highlights

Years ended February 28,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 5.27	$ 9.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.12	.16	.15
Net realized and unrealized gain (loss)	1.42	2.43	(3.95)	(.90)
Total from investment operations	1.55	2.55	(3.79)	(.75)
Distributions from net investment income	(.15)	(.13)	(.14)	(.05)
Net asset value, end of period	$ 9.09	$ 7.69	$ 5.27	$ 9.20
Total Return B, C	20.25%	48.52%	(41.51)%	(7.59)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45%	.45%	.45%	.45% A
Net investment income (loss)	1.58%	1.76%	2.05%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 968,646	$ 1,006,185	$ 723,548	$ 834,523
Portfolio turnover rate F	64%	60% I	45% I	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Life of fund A
Fidelity Mid Cap Enhanced Index Fund	29.44%	3.12%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Mid Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell MidCap® Index performed over the same period.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: Steady economic growth, encouraging monetary policy, improving credit-market conditions, an uptick in merger-and-acquisition activity and better-than-expected corporate earnings propelled U.S. stock markets forward during the 12-month period ending February 28, 2011. Uncertainty over the global effects of the debt crisis in Europe and China's attempt to rein in its economy plagued equities during the spring, but markets reacted positively to the Federal Reserve's second round of stimulative quantitative easing and the Congressional midterm elections in November, followed in December by the extension of Bush-era tax policies. For the full year, the S&P 500® Index advanced 22.57%, with all but one of the 10 major sectors tracked by MSCI U.S. Investable Market classifications delivering a double-digit gain. While cyclically oriented sectors benefited from an overall improving economy, less economically sensitive sectors fell short of the broad market. Energy and materials stocks performed best, while the health care and consumer staples groups struggled the most.

Comments from Maximilian Kaufmann, member of the Geode Capital Management, LLC, investment management team for Fidelity® Mid Cap Enhanced Index Fund: For the 12 months, the fund returned 29.44%, lagging the 31.05% return of the Russell Midcap® Index. Weak security selection, most notably in the financials, information technology, health care and consumer discretionary sectors, weighed on results. On an individual basis, stock picking in materials and energy helped the fund's relative performance. A position in Amedisys, which provides home health-care services to elderly patients, hampered results. The stock of mining company Golden Star Resources lagged, and underweighting strong-performing "name your own price" travel agency Priceline.com also hurt. Other sources of underperformance included for-profit post-secondary education provider ITT Educational Services; defense contractor L-3 Communications Holdings; insurance company Genworth Financial; hard-drive manufacturer Western Digital; and underweighting outperforming sales-oriented software company Salesforce.com. In contrast, the fund's top two contributors, Hecla Mining and CF Industries Holdings, were strong-performing materials stocks. Semiconductor company Fairchild Semiconductor International, wireless-radio manufacturer InterDigital, independent oil and gas company Cimarex, and auto-safety equipment maker TRW Automotive Holdings all added to the fund's result. Some of the names I've mentioned were not in the index, and some were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Ameriprise Financial, Inc.	0.8	0.1
Eaton Corp.	0.8	0.7
Peabody Energy Corp.	0.8	0.1
Agilent Technologies, Inc.	0.8	0.2
Altera Corp.	0.8	0.5
Parker Hannifin Corp.	0.8	0.5
Intuit, Inc.	0.7	1.0
Cimarex Energy Co.	0.7	0.7
FMC Technologies, Inc.	0.7	0.8
Cummins, Inc.	0.7	0.2
	7.6
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.6	16.1
Financials	15.5	17.3
Industrials	13.1	13.9
Consumer Discretionary	12.1	12.2
Energy	10.6	8.5
Health Care	10.1	8.9
Materials	7.1	7.5
Consumer Staples	4.1	6.9
Utilities	3.5	6.4
Telecommunication Services	1.4	1.5

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.4%
Autoliv, Inc.	4,050	$ 303,305
Dana Holding Corp. (a)	11,432	215,836
TRW Automotive Holdings Corp. (a)	5,957	338,358
		857,499
Automobiles - 0.4%
Ford Motor Co. (a)	14,590	219,580
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,270	374,300
ITT Educational Services, Inc. (a)(e)	2,000	151,700
		526,000
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	12,640	298,810
MGM Mirage, Inc. (a)	1,736	24,200
Panera Bread Co. Class A (a)	1,300	151,775
Starwood Hotels & Resorts Worldwide, Inc.	569	34,766
Wyndham Worldwide Corp.	8,845	276,672
		786,223
Household Durables - 0.4%
Jarden Corp.	2,113	69,454
Stanley Black & Decker, Inc.	215	16,303
Tupperware Brands Corp.	3,172	170,178
		255,935
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	24,163	388,058
Priceline.com, Inc. (a)	323	146,603
		534,661
Leisure Equipment & Products - 0.3%
Mattel, Inc.	7,581	189,980
Media - 1.7%
CBS Corp. Class B	17,366	414,353
Discovery Communications, Inc. (a)	662	28,539
Interpublic Group of Companies, Inc.	24,200	319,440
John Wiley & Sons, Inc. Class A	5,500	262,955
McGraw-Hill Companies, Inc.	741	28,662
		1,053,949
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	3,688	185,580
Macy's, Inc.	11,984	286,418
Nordstrom, Inc.	185	8,373
		480,371
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	2,000	125,360
AutoZone, Inc. (a)	1,418	365,773
Bed Bath & Beyond, Inc. (a)	880	42,372
Limited Brands, Inc.	9,813	314,212
Ross Stores, Inc.	4,000	288,160

	Shares	Value
Signet Jewelers Ltd. (a)	7,596	$ 333,237
Tiffany & Co., Inc.	2,000	123,100
TJX Companies, Inc.	4,338	216,336
		1,808,550
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	5,620	308,650
Crocs, Inc. (a)	6,000	105,900
VF Corp.	3,686	352,640
		767,190
TOTAL CONSUMER DISCRETIONARY		7,479,938
CONSUMER STAPLES - 4.1%
Beverages - 0.3%
Brown-Forman Corp. Class B (non-vtg.)	800	55,320
Dr Pepper Snapple Group, Inc.	3,500	126,210
		181,530
Food & Staples Retailing - 0.8%
Andersons, Inc.	5,000	240,200
PriceSmart, Inc.	6,813	242,475
		482,675
Food Products - 2.1%
Bunge Ltd.	3,000	216,510
Corn Products International, Inc.	5,960	290,967
Del Monte Foods Co.	4,468	84,579
H.J. Heinz Co.	5,180	260,140
Hershey Co.	5,035	263,431
Mead Johnson Nutrition Co. Class A	451	26,992
Sara Lee Corp.	9,677	165,670
		1,308,289
Household Products - 0.4%
Energizer Holdings, Inc. (a)	3,400	227,222
Personal Products - 0.1%
Avon Products, Inc.	1,245	34,623
Herbalife Ltd.	505	39,597
		74,220
Tobacco - 0.4%
Lorillard, Inc.	3,258	250,117
TOTAL CONSUMER STAPLES		2,524,053
ENERGY - 10.6%
Energy Equipment & Services - 5.6%
Atwood Oceanics, Inc. (a)	6,800	309,536
Cameron International Corp. (a)	4,866	287,727
Core Laboratories NV (e)	3,613	373,404
Diamond Offshore Drilling, Inc. (e)	3,000	234,690
Dril-Quip, Inc. (a)	2,346	179,938
FMC Technologies, Inc. (a)	4,599	432,536
Helmerich & Payne, Inc.	4,045	262,885
McDermott International, Inc. (a)	15,000	344,250
Oceaneering International, Inc. (a)	4,061	339,621
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	4,382	$ 318,966
Schlumberger Ltd.	515	48,111
SEACOR Holdings, Inc.	2,648	250,951
Weatherford International Ltd. (a)	3,624	87,628
		3,470,243
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc. (a)	2,168	117,549
Cimarex Energy Co.	3,840	445,939
Cloud Peak Energy, Inc. (a)	5,300	108,650
Energy Partners Ltd. (a)	6,542	107,093
Murphy Oil Corp.	3,749	275,664
Noble Energy, Inc.	885	82,004
Peabody Energy Corp.	7,522	492,616
Spectra Energy Corp.	13,694	366,315
Stone Energy Corp. (a)	5,800	175,624
Valero Energy Corp.	11,791	332,270
W&T Offshore, Inc.	13,945	356,016
Whiting Petroleum Corp. (a)	4,000	261,360
		3,121,100
TOTAL ENERGY		6,591,343
FINANCIALS - 15.5%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	8,091	512,308
Invesco Ltd.	860	23,082
Raymond James Financial, Inc.	1,783	68,325
T. Rowe Price Group, Inc.	1,454	97,389
Waddell & Reed Financial, Inc. Class A	8,067	325,745
		1,026,849
Commercial Banks - 3.9%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	15,588	261,878
Bank of the Ozarks, Inc. (e)	6,500	279,825
CIT Group, Inc. (a)	7,943	344,091
East West Bancorp, Inc.	15,199	352,921
Fifth Third Bancorp	2,932	42,807
First Citizen Bancshares, Inc.	500	101,000
International Bancshares Corp.	12,459	237,842
KeyCorp	41,004	374,777
M&T Bank Corp.	4,091	360,213
SunTrust Banks, Inc.	2,580	77,839
		2,433,193
Consumer Finance - 1.5%
Credit Acceptance Corp. (a)	2,783	196,480
Discover Financial Services	17,329	376,906
SLM Corp. (a)	24,000	355,680
		929,066

	Shares	Value
Diversified Financial Services - 1.3%
Moody's Corp.	11,030	$ 351,857
NYSE Euronext	4,053	149,961
The NASDAQ Stock Market, Inc. (a)	11,414	326,555
		828,373
Insurance - 2.2%
American International Group, Inc. (a)(e)	1,105	40,951
American International Group, Inc. warrants 1/19/21 (a)	589	6,832
Aon Corp.	1,461	76,907
Aspen Insurance Holdings Ltd.	3,817	112,792
Axis Capital Holdings Ltd.	4,610	167,435
Endurance Specialty Holdings Ltd.	6,277	311,276
Hartford Financial Services Group, Inc.	758	22,437
Marsh & McLennan Companies, Inc.	2,048	62,341
PartnerRe Ltd.	2,462	195,237
Progressive Corp.	2,546	53,033
Reinsurance Group of America, Inc.	2,951	178,211
Symetra Financial Corp.	9,105	130,202
		1,357,654
Real Estate Investment Trusts - 4.1%
Annaly Capital Management, Inc.	13,135	235,511
Apartment Investment & Management Co. Class A	2,444	62,689
Boston Properties, Inc.	424	40,670
CommonWealth REIT	2,944	84,522
Equity Lifestyle Properties, Inc.	3,400	197,336
Equity Residential (SBI)	1,091	60,125
HCP, Inc.	10,463	397,594
Hospitality Properties Trust (SBI)	7,885	181,355
Host Hotels & Resorts, Inc.	1,226	22,558
Liberty Property Trust (SBI)	1,200	40,524
MFA Financial, Inc.	27,044	229,063
Public Storage	2,253	252,899
Rayonier, Inc.	5,630	345,288
Ventas, Inc.	5,332	295,499
Vornado Realty Trust	635	59,265
Weyerhaeuser Co.	1,288	31,440
		2,536,338
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	6,190	154,998
Jones Lang LaSalle, Inc.	3,640	358,249
		513,247
TOTAL FINANCIALS		9,624,720
HEALTH CARE - 10.1%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	3,401	232,628
Cephalon, Inc. (a)	2,298	129,400
United Therapeutics Corp. (a)	2,000	134,860
		496,888
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.2%
C. R. Bard, Inc.	78	$ 7,625
Hill-Rom Holdings, Inc.	6,013	228,915
Intuitive Surgical, Inc. (a)	118	38,698
Kinetic Concepts, Inc. (a)	2,640	129,281
Varian Medical Systems, Inc. (a)	4,500	311,760
		716,279
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	8,839	335,086
CIGNA Corp.	3,605	151,662
Coventry Health Care, Inc. (a)	3,000	90,600
Humana, Inc. (a)	6,294	409,173
Laboratory Corp. of America Holdings (a)(e)	1,590	143,307
Quest Diagnostics, Inc.	3,202	181,714
		1,311,542
Life Sciences Tools & Services - 3.7%
Agilent Technologies, Inc. (a)	11,216	471,969
Bio-Rad Laboratories, Inc. Class A (a)	2,742	313,027
Bruker BioSciences Corp. (a)	10,572	202,877
Life Technologies Corp. (a)	7,469	398,621
Mettler-Toledo International, Inc. (a)	937	160,574
PerkinElmer, Inc.	3,000	79,500
Pharmaceutical Product Development, Inc.	10,499	288,408
Waters Corp. (a)	4,771	396,232
		2,311,208
Pharmaceuticals - 2.3%
Allergan, Inc.	1,552	115,112
Endo Pharmaceuticals Holdings, Inc. (a)	6,500	230,880
Forest Laboratories, Inc. (a)	12,211	395,636
Mylan, Inc. (a)	17,542	401,186
Perrigo Co.	3,964	302,969
		1,445,783
TOTAL HEALTH CARE		6,281,700
INDUSTRIALS - 13.1%
Aerospace & Defense - 0.6%
Goodrich Corp.	148	12,762
L-3 Communications Holdings, Inc.	1,997	158,342
Rockwell Collins, Inc.	3,209	206,788
		377,892
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	4,032	275,305
C.H. Robinson Worldwide, Inc.	364	26,350
Expeditors International of Washington, Inc.	2,820	134,796
		436,451

	Shares	Value
Airlines - 0.8%
Alaska Air Group, Inc. (a)	4,486	$ 266,693
Delta Air Lines, Inc. (a)	18,635	209,457
		476,150
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	6,791	271,097
Cintas Corp.	3,875	108,965
R.R. Donnelley & Sons Co.	9,174	170,820
		550,882
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV unit	8,000	284,160
Fluor Corp.	784	55,476
KBR, Inc.	10,617	348,238
URS Corp. (a)	3,977	185,050
		872,924
Electrical Equipment - 1.2%
Cooper Industries PLC Class A	3,467	223,101
Franklin Electric Co., Inc.	5,563	236,428
Hubbell, Inc. Class B	3,280	221,433
Rockwell Automation, Inc.	300	26,319
Roper Industries, Inc.	870	73,193
		780,474
Machinery - 6.6%
AGCO Corp. (a)	5,918	324,188
CNH Global NV (a)	5,317	257,609
Cummins, Inc.	4,197	424,401
Dover Corp.	5,355	344,059
Eaton Corp.	4,617	511,471
Ingersoll-Rand Co. Ltd.	1,422	64,417
Joy Global, Inc.	3,817	371,699
Lindsay Corp. (e)	3,000	211,830
Oshkosh Co. (a)	7,082	252,615
Pall Corp.	3,446	187,325
Parker Hannifin Corp.	5,237	467,036
SPX Corp.	1,000	79,760
Timken Co.	6,069	295,682
Toro Co.	4,834	301,642
		4,093,734
Professional Services - 0.4%
Dun & Bradstreet Corp.	3,105	250,884
Trading Companies & Distributors - 0.5%
TAL International Group, Inc.	5,697	198,711
W.W. Grainger, Inc.	885	117,891
		316,602
TOTAL INDUSTRIALS		8,155,993
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.7%
Comtech Telecommunications Corp.	6,000	162,300
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
F5 Networks, Inc. (a)	200	$ 23,602
InterDigital, Inc. (e)	5,911	281,836
		467,738
Computers & Peripherals - 2.2%
NetApp, Inc. (a)	2,128	109,932
QLogic Corp. (a)	16,598	299,760
SanDisk Corp. (a)	8,000	396,800
Synaptics, Inc. (a)(e)	7,600	224,200
Western Digital Corp. (a)	10,973	335,554
		1,366,246
Electronic Equipment & Components - 1.7%
AVX Corp.	13,500	215,325
Multi-Fineline Electronix, Inc. (a)	7,417	212,275
National Instruments Corp.	4,500	140,085
Power-One, Inc. (a)(e)	14,835	122,092
Vishay Intertechnology, Inc. (a)	19,331	337,326
		1,027,103
Internet Software & Services - 0.2%
IAC/InterActiveCorp (a)	3,553	110,392
IT Services - 1.9%
Computer Sciences Corp.	4,655	224,045
DST Systems, Inc.	1,000	51,000
Fidelity National Information Services, Inc.	4,675	151,423
Fiserv, Inc. (a)	5,630	356,210
Lender Processing Services, Inc.	851	28,994
NeuStar, Inc. Class A (a)	2,630	66,408
Teradata Corp. (a)	3,001	143,508
The Western Union Co.	7,994	175,788
		1,197,376
Office Electronics - 0.1%
Xerox Corp.	6,537	70,273
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)(e)	37,848	348,580
Altera Corp.	11,218	469,585
Analog Devices, Inc.	10,186	406,218
Cabot Microelectronics Corp. (a)	1,497	73,084
Fairchild Semiconductor International, Inc. (a)	20,700	364,527
Lam Research Corp. (a)	6,000	329,400
Lattice Semiconductor Corp. (a)	11,769	78,146
Linear Technology Corp.	6,220	214,963
Marvell Technology Group Ltd. (a)	13,133	240,071
Micron Technology, Inc. (a)	11,411	127,004
Novellus Systems, Inc. (a)	9,005	359,840
NVIDIA Corp. (a)	2,052	46,498

	Shares	Value
Skyworks Solutions, Inc. (a)	2,054	$ 73,821
Teradyne, Inc. (a)	17,500	326,025
		3,457,762
Software - 3.2%
Autodesk, Inc. (a)	4,000	168,200
BMC Software, Inc. (a)	5,217	258,242
CA, Inc.	15,037	372,617
Citrix Systems, Inc. (a)	428	30,028
Intuit, Inc. (a)	8,551	449,612
MICROS Systems, Inc. (a)	6,000	285,840
salesforce.com, Inc. (a)	592	78,304
Take-Two Interactive Software, Inc. (a)	21,586	346,887
		1,989,730
TOTAL INFORMATION TECHNOLOGY		9,686,620
MATERIALS - 7.1%
Chemicals - 3.6%
Albemarle Corp.	6,048	348,123
Cabot Corp.	7,201	311,515
Celanese Corp. Class A	1,150	47,668
CF Industries Holdings, Inc.	2,534	358,004
Ecolab, Inc.	700	34,048
International Flavors & Fragrances, Inc.	2,901	165,212
Lubrizol Corp.	2,988	325,304
Nalco Holding Co.	2,000	51,140
OM Group, Inc. (a)	4,667	164,232
PPG Industries, Inc.	3,964	350,338
Sigma Aldrich Corp.	894	57,118
		2,212,702
Containers & Packaging - 0.9%
Ball Corp.	6,000	216,600
Crown Holdings, Inc. (a)	9,022	347,167
Sealed Air Corp.	600	16,512
		580,279
Metals & Mining - 1.6%
Cliffs Natural Resources, Inc.	3,000	291,210
Golden Star Resources Ltd. (a)	26,194	82,796
Hecla Mining Co. (a)(e)	25,695	260,804
Walter Energy, Inc.	2,831	342,579
		977,389
Paper & Forest Products - 1.0%
Domtar Corp.	3,874	338,588
International Paper Co.	3,400	94,452
MeadWestvaco Corp.	7,266	213,257
		646,297
TOTAL MATERIALS		4,416,667
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	726	29,897
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	52,951	$ 361,126
Windstream Corp.	6,400	80,256
		471,279
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	972	40,970
NII Holdings, Inc. (a)	8,565	350,822
		391,792
TOTAL TELECOMMUNICATION SERVICES		863,071
UTILITIES - 3.5%
Electric Utilities - 1.3%
DPL, Inc.	6,105	158,852
Edison International	5,689	211,176
FirstEnergy Corp. (e)	2,454	93,988
IDACORP, Inc.	2,393	90,312
Northeast Utilities	4,188	142,560
NV Energy, Inc.	3,400	49,946
PPL Corp.	1,870	47,554
Progress Energy, Inc.	870	39,768
		834,156
Gas Utilities - 0.6%
Energen Corp.	3,737	228,331
UGI Corp.	4,122	131,451
		359,782
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	11,281	139,546
Multi-Utilities - 0.9%
CMS Energy Corp.	4,250	81,855
Consolidated Edison, Inc.	5,718	285,786
NiSource, Inc.	8,300	159,028
Sempra Energy	745	39,656
Xcel Energy, Inc.	751	17,979
		584,304
Water Utilities - 0.5%
American Water Works Co., Inc.	10,000	277,400
TOTAL UTILITIES		2,195,188
TOTAL COMMON STOCKS (Cost $45,627,864)		57,819,293
Investment Companies - 0.3%

Ares Capital Corp. (Cost $173,863)	9,758	173,985
U.S. Treasury Obligations - 0.4%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.31% 5/5/11 to 8/4/11 (f) (Cost $279,822)	$ 280,000	$ 279,865
Money Market Funds - 9.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,591,468	3,591,468
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(d)	1,991,857	1,991,857
TOTAL MONEY MARKET FUNDS (Cost $5,583,325)		5,583,325
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $51,664,874)	63,856,468
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(1,752,507)
NET ASSETS - 100%	$ 62,103,961
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
41 CME E-mini S&P Midcap 400 Index Contracts	March 2011	$ 3,960,190	$ 88,106

The face value of futures purchased as a percentage of net assets is 6.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $279,865.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 13,761
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,479,938	$ 7,479,938	$ -	$ -
Consumer Staples	2,524,053	2,524,053	-	-
Energy	6,591,343	6,591,343	-	-
Financials	9,624,720	9,624,720	-	-
Health Care	6,281,700	6,281,700	-	-
Industrials	8,155,993	8,155,993	-	-
Information Technology	9,686,620	9,686,620	-	-
Materials	4,416,667	4,416,667	-	-
Telecommunication Services	863,071	863,071	-	-
Utilities	2,195,188	2,195,188	-	-
Investment Companies	173,985	173,985	-	-
U.S. Government and Government Agency Obligations	279,865	-	279,865	-
Money Market Funds	5,583,325	5,583,325	-	-
Total Investments in Securities:	$ 63,856,468	$ 63,576,603	$ 279,865	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 88,106	$ 88,106	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 88,106	$ -
Total Value of Derivatives	$ 88,106	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the fund had a capital loss carryforward of approximately $2,108,052 of which $320,881, $1,278,726, and $508,445 will expire in fiscal 2017, 2018, and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $1,905,711) - See accompanying schedule: Unaffiliated issuers (cost $49,673,017)	$ 61,864,611
Fidelity Central Funds (cost $1,991,857)	1,991,857
Total Investments (cost $51,664,874)		$ 63,856,468
Receivable for fund shares sold		236,061
Dividends receivable		64,609
Interest receivable		247
Distributions receivable from Fidelity Central Funds		1,039
Receivable for daily variation on futures contracts		11,268
Total assets		64,169,692

Liabilities
Payable for fund shares redeemed	44,231
Accrued management fee	22,232
Other affiliated payables	7,411
Collateral on securities loaned, at value	1,991,857
Total liabilities		2,065,731

Net Assets		$ 62,103,961
Net Assets consist of:
Paid in capital		$ 50,543,162
Undistributed net investment income		43,832
Accumulated undistributed net realized gain (loss) on investments		(762,733)
Net unrealized appreciation (depreciation) on investments		12,279,700
Net Assets, for 6,043,289 shares outstanding		$ 62,103,961
Net Asset Value, offering price and redemption price per share ($62,103,961 ÷ 6,043,289 shares)		$ 10.28

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 731,693
Interest		2,043
Income from Fidelity Central Funds (including $13,761 from security lending)		13,761
Total income		747,497

Expenses
Management fee	$ 190,899
Transfer agent fees	63,798
Independent trustees' compensation	497
Miscellaneous	117
Total expenses before reductions	255,311
Expense reductions	(3)	255,308
Net investment income (loss)		492,189
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,852,325
Futures contracts	142,619
Total net realized gain (loss)		1,994,944
Change in net unrealized appreciation (depreciation) on: Investment securities	8,638,686
Futures contracts	44,891
Total change in net unrealized appreciation (depreciation)		8,683,577
Net gain (loss)		10,678,521
Net increase (decrease) in net assets resulting from operations		$ 11,170,710

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Mid Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 492,189	$ 298,703
Net realized gain (loss)	1,994,944	815,083
Change in net unrealized appreciation (depreciation)	8,683,577	9,222,441
Net increase (decrease) in net assets resulting from operations	11,170,710	10,336,227
Distributions to shareholders from net investment income	(484,592)	(290,636)
Distributions to shareholders from net realized gain	(1,597,001)	-
Total distributions	(2,081,593)	(290,636)
Share transactions Proceeds from sales of shares	33,715,367	21,915,812
Reinvestment of distributions	2,003,001	272,697
Cost of shares redeemed	(16,323,316)	(12,855,104)
Net increase (decrease) in net assets resulting from share transactions	19,395,052	9,333,405
Redemption fees	2,930	2,474
Total increase (decrease) in net assets	28,487,099	19,381,470

Net Assets
Beginning of period	33,616,862	14,235,392
End of period (including undistributed net investment income of $43,832 and undistributed net investment income of $38,166, respectively)	$ 62,103,961	$ 33,616,862
Other Information Shares
Sold	3,640,627	3,090,781
Issued in reinvestment of distributions	217,027	34,827
Redeemed	(1,848,838)	(1,869,024)
Net increase (decrease)	2,008,816	1,256,584

Financial Highlights

Years ended February 28,	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 5.12	$ 9.16	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.10	.09	.10	.02
Net realized and unrealized gain (loss)	2.30	3.20	(4.07)	(.86)
Total from investment operations	2.40	3.29	(3.97)	(.84)
Distributions from net investment income	(.10)	(.08)	(.08)	-
Distributions from net realized gain	(.35)	-	-	-
Total distributions	(.45)	(.08)	(.08)	-
Redemption fees added to paid in capitalD	-I	-I	.01	-I
Net asset value, end of period	$ 10.28	$ 8.33	$ 5.12	$ 9.16
Total ReturnB,C	29.44%	64.37%	(43.40)%	(8.40)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.60%	.60%	.60%	.60% A
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60%A
Expenses net of all reductions	.60%	.60%	.60%	.60%A
Net investment income (loss)	1.16%	1.21%	1.39%	1.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,104	$ 33,617	$ 14,235	$ 5,967
Portfolio turnover rate F	59%	80%J	58%J	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Life of fund A
Fidelity Small Cap Enhanced Index Fund	34.01%	2.90%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: Steady economic growth, encouraging monetary policy, improving credit-market conditions, an uptick in merger-and-acquisition activity and better-than-expected corporate earnings propelled U.S. stock markets forward during the 12-month period ending February 28, 2011. Uncertainty over the global effects of the debt crisis in Europe and China's attempt to rein in its economy plagued equities during the spring, but markets reacted positively to the Federal Reserve's second round of stimulative quantitative easing and the Congressional midterm elections in November, followed in December by the extension of Bush-era tax policies. For the full year, the S&P 500® Index advanced 22.57%, with all but one of the 10 major sectors tracked by MSCI U.S. Investable Market classifications delivering a double-digit gain. While cyclically oriented sectors benefited from an overall improving economy, less economically sensitive sectors fell short of the broad market. Energy and materials stocks performed best, while the health care and consumer staples groups struggled the most.

Comments from Maximilian Kaufmann, member of the Geode Capital Management, LLC, investment management team for Fidelity® Small Cap Enhanced Index Fund: For the 12 months ending February 28, 2011, the fund returned 34.01%, beating the 32.60% return of the Russell 2000® Index. Strong security selection in financials and favorable positioning in energy were helpful factors. Within consumer discretionary, good stock picking in retailing and media outweighed the negative impact of the fund's choices in automobiles/components and consumer services. Stock selection in materials and, in health care, the equipment/services industry was disappointing. In the information technology sector, the picture for stock picking was mixed - we had success in the semiconductor industry but disappointing results among hardware and equipment names. In terms of individual securities, Skyworks Solutions, a supplier of semiconductors for wireless phones, was the fund's top contributor, benefiting from timely ownership. Another chip maker, Lattice Semiconductor, did well, as did Powerwave Technologies, whose products enhance wireless-network performance. Energy-related stocks benefited from an increasingly favorable market backdrop, given the rising price of oil. This led to the outperformance of ION Geophysical and OYO Geospace, both of which provide seismic data services, and offshore driller Hercules Offshore, which the fund owned at opportune times. Newcastle Investment, a real estate investment trust, also outperformed. In contrast, mining company Golden Star Resources lagged, as did Net 1 UEPS Technologies, which makes smart payment cards. An underweighting in wireless-network solutions provider Riverbed Technology also hampered performance, as did the fund's position in Amedisys, a provider of home health-care services to elderly patients. Not owning benchmark component Acme Packet, which offers interactive communications services, also hurt. Some of the names I've mentioned were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
TIBCO Software, Inc.	0.8	0.2
Atlas Air Worldwide Holdings, Inc.	0.8	0.5
Hecla Mining Co.	0.7	0.2
Dana Holding Corp.	0.7	0.2
ION Geophysical Corp.	0.7	0.3
Nordson Corp.	0.7	0.5
InterDigital, Inc.	0.7	0.6
W&T Offshore, Inc.	0.7	0.0
Hercules Offshore, Inc.	0.7	0.0
Stone Energy Corp.	0.6	0.2
	7.1
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	19.2
Financials	15.8	18.8
Industrials	14.8	14.4
Consumer Discretionary	12.1	13.4
Energy	9.1	6.4
Health Care	8.4	11.3
Materials	7.3	6.6
Consumer Staples	3.2	4.4
Utilities	1.0	2.1
Telecommunication Services	0.7	0.6

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.9%
American Axle & Manufacturing Holdings, Inc. (a)(e)	38,144	$ 509,985
Amerigon, Inc. (a)	2,505	34,168
Cooper Tire & Rubber Co.	16,112	377,988
Dana Holding Corp. (a)	41,160	777,101
Fuel Systems Solutions, Inc. (a)(e)	9,692	282,231
Superior Industries International, Inc.	8,189	162,797
		2,144,270
Diversified Consumer Services - 1.0%
Capella Education Co. (a)	3,846	221,799
Corinthian Colleges, Inc. (a)(e)	19,213	100,676
Mac-Gray Corp.	1,777	28,361
Pre-Paid Legal Services, Inc. (a)(e)	4,327	285,322
Sotheby's Class A (ltd. vtg.)	9,405	462,914
		1,099,072
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	7,067	104,521
Cracker Barrel Old Country Store, Inc.	7,672	382,372
DineEquity, Inc. (a)	7,857	449,499
Domino's Pizza, Inc. (a)	33,104	558,464
Ruth's Hospitality Group, Inc. (a)	18,847	94,423
Shuffle Master, Inc. (a)	13,343	125,558
		1,714,837
Household Durables - 2.2%
American Greetings Corp. Class A	12,259	265,407
Blyth, Inc.	6,096	209,520
Helen of Troy Ltd. (a)	16,991	474,559
iRobot Corp. (a)(e)	13,119	376,778
Libbey, Inc. (a)	12,518	215,184
Standard Pacific Corp. (a)(e)	55,572	222,288
Tempur-Pedic International, Inc. (a)	11,241	527,653
Tupperware Brands Corp.	3,798	203,763
		2,495,152
Internet & Catalog Retail - 0.2%
Shutterfly, Inc. (a)	5,215	222,681
Leisure Equipment & Products - 0.6%
Arctic Cat, Inc. (a)	20,328	258,369
Polaris Industries, Inc.	5,637	425,312
		683,681
Media - 1.0%
Cinemark Holdings, Inc.	5,357	107,569
Global Sources Ltd. (a)	56,493	649,670
Journal Communications, Inc. Class A (a)	10,612	65,158
Valassis Communications, Inc. (a)	9,654	272,436
		1,094,833
Specialty Retail - 2.2%
Finish Line, Inc. Class A	19,341	337,694
Jo-Ann Stores, Inc. (a)	9,167	556,437
Pier 1 Imports, Inc. (a)	48,177	485,624

	Shares	Value
Rent-A-Center, Inc.	16,247	$ 537,126
Select Comfort Corp. (a)	10,692	119,002
The Cato Corp. Class A (sub. vtg.)	10,943	265,368
Tractor Supply Co.	4,437	231,035
		2,532,286
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	30,126	531,724
Fossil, Inc. (a)	4,775	366,434
Liz Claiborne, Inc. (a)	26,179	134,560
Maidenform Brands, Inc. (a)	8,969	243,419
Movado Group, Inc. (a)	10,925	153,715
Warnaco Group, Inc. (a)	2,753	161,629
Wolverine World Wide, Inc.	4,614	169,611
		1,761,092
TOTAL CONSUMER DISCRETIONARY		13,747,904
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
MGP Ingredients, Inc.	5,910	53,722
National Beverage Corp.	2,141	27,169
		80,891
Food & Staples Retailing - 1.2%
Andersons, Inc.	5,993	287,904
Casey's General Stores, Inc.	6,582	270,323
Nash-Finch Co.	8,592	346,859
PriceSmart, Inc.	14,090	501,463
		1,406,549
Food Products - 0.7%
B&G Foods, Inc. Class A	5,854	87,810
Chiquita Brands International, Inc. (a)	16,485	283,377
TreeHouse Foods, Inc. (a)	7,234	377,398
		748,585
Personal Products - 1.1%
Elizabeth Arden, Inc. (a)	12,968	377,239
Inter Parfums, Inc.	9,751	176,201
Nu Skin Enterprises, Inc. Class A	20,712	661,127
USANA Health Sciences, Inc. (a)	2,036	70,894
		1,285,461
Tobacco - 0.1%
Universal Corp.	3,775	157,871
TOTAL CONSUMER STAPLES		3,679,357
ENERGY - 9.1%
Energy Equipment & Services - 4.4%
Bristow Group, Inc. (a)	8,606	412,400
Cal Dive International, Inc. (a)	26,522	182,471
Carbo Ceramics, Inc.	473	58,638
Complete Production Services, Inc. (a)	23,933	689,510
Dril-Quip, Inc. (a)	5,899	452,453
Gulf Island Fabrication, Inc.	12,409	384,307
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Hercules Offshore, Inc. (a)	153,898	$ 760,256
ION Geophysical Corp. (a)(e)	60,538	776,097
Newpark Resources, Inc. (a)	52,504	366,478
OYO Geospace Corp. (a)	6,493	660,208
Tesco Corp. (a)(e)	13,146	241,755
		4,984,573
Oil, Gas & Consumable Fuels - 4.7%
Bill Barrett Corp. (a)	8,558	332,735
Callon Petroleum Co. (a)	15,639	131,055
CAMAC Energy, Inc. (a)(e)	47,184	81,628
Cloud Peak Energy, Inc. (a)	27,053	554,587
Contango Oil & Gas Co. (a)	4,760	291,693
CVR Energy, Inc. (a)	39,146	739,859
DHT Holdings, Inc. (e)	38,992	181,313
Energy Partners Ltd. (a)	13,552	221,846
Petroquest Energy, Inc. (a)(e)	51,060	440,137
Ship Finance International Ltd. (NY Shares)	8,297	172,495
Stone Energy Corp. (a)	24,567	743,889
Vaalco Energy, Inc. (a)	72,899	584,650
W&T Offshore, Inc. (e)	29,931	764,138
Warren Resources, Inc. (a)	31,805	156,481
		5,396,506
TOTAL ENERGY		10,381,079
FINANCIALS - 15.8%
Capital Markets - 0.5%
PennantPark Investment Corp.	4,405	55,944
Prospect Capital Corp. (e)	7,082	85,975
TICC Capital Corp.	33,250	419,615
		561,534
Commercial Banks - 4.3%
Alliance Financial Corp. (e)	2,608	82,752
American National Bankshares, Inc.	3,303	71,906
BancFirst Corp.	1,979	83,197
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	25,952	435,994
Bank of Marin Bancorp	506	18,343
Bank of the Ozarks, Inc. (e)	11,675	502,609
Cardinal Financial Corp.	1,709	19,021
Citizens & Northern Corp.	4,631	72,753
Community Bank System, Inc.	15,113	380,243
Community Trust Bancorp, Inc.	593	16,966
Eagle Bancorp, Inc., Maryland (a)	5,939	87,897
Financial Institutions, Inc.	10,835	209,007
First Financial Bancorp, Ohio	18,927	320,434
First Financial Bankshares, Inc. (e)	738	37,048
Independent Bank Corp., Massachusetts	1,645	44,728
International Bancshares Corp.	22,114	422,156
Merchants Bancshares, Inc.	13,253	337,952

	Shares	Value
NBT Bancorp, Inc.	1,583	$ 35,222
Prosperity Bancshares, Inc.	15,894	648,793
Renasant Corp. (e)	5,952	95,649
Republic Bancorp, Inc., Kentucky Class A	10,271	176,045
S&T Bancorp, Inc.	6,019	134,224
Signature Bank, New York (a)	3,690	191,474
Southside Bancshares, Inc.	803	18,316
Trustmark Corp.	6	141
UMB Financial Corp.	4,689	186,997
Washington Trust Bancorp, Inc.	6,192	142,292
WesBanco, Inc.	9,414	196,188
		4,968,347
Consumer Finance - 1.7%
Credit Acceptance Corp. (a)	3,273	231,074
EZCORP, Inc. (non-vtg.) Class A (a)	21,822	625,855
First Cash Financial Services, Inc. (a)	4,953	162,161
Nelnet, Inc. Class A	21,143	472,123
World Acceptance Corp. (a)(e)	7,877	471,123
		1,962,336
Diversified Financial Services - 0.6%
Encore Capital Group, Inc. (a)	10,028	273,062
MarketAxess Holdings, Inc.	5,281	112,961
NewStar Financial, Inc. (a)	30,073	318,473
		704,496
Insurance - 1.5%
Amtrust Financial Services, Inc.	13,467	258,970
Aspen Insurance Holdings Ltd.	8,052	237,937
FBL Financial Group, Inc. Class A	16,924	528,706
Flagstone Reinsurance Holdings Ltd.	33,710	384,294
Horace Mann Educators Corp.	8,122	137,668
Platinum Underwriters Holdings Ltd.	3,204	133,607
		1,681,182
Real Estate Investment Trusts - 6.5%
Anworth Mortgage Asset Corp.	7,134	50,937
CapLease, Inc.	8,020	43,067
Capstead Mortgage Corp.	44,541	585,269
CBL & Associates Properties, Inc.	41,219	735,759
Chesapeake Lodging Trust	17,276	321,334
Colonial Properties Trust (SBI)	6,827	134,560
Colony Financial, Inc.	11,715	248,944
Crexus Investment Corp.	6,571	86,737
Dynex Capital, Inc.	21,296	225,099
Extra Space Storage, Inc.	15,113	298,482
First Industrial Realty Trust, Inc. (a)(e)	31,256	350,380
Hatteras Financial Corp.	2,797	82,735
Highwoods Properties, Inc. (SBI)	4,115	139,622
Home Properties, Inc.	758	44,661
MFA Financial, Inc.	87,533	741,405
Mid-America Apartment Communities, Inc.	4,915	319,328
Mission West Properties, Inc.	8,631	59,122
National Health Investors, Inc.	5,324	252,996
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.	4,350	$ 185,919
Newcastle Investment Corp. (a)(e)	75,895	640,554
NorthStar Realty Finance Corp.	16,657	99,775
Omega Healthcare Investors, Inc.	19,186	459,888
One Liberty Properties, Inc.	9,574	142,461
Parkway Properties, Inc.	1,952	31,642
Pennymac Mortgage Investment Trust	12,102	228,123
PS Business Parks, Inc.	6,155	388,011
Resource Capital Corp.	9,944	73,685
Sabra Health Care REIT, Inc.	4,599	84,714
Saul Centers, Inc.	6,925	318,550
		7,373,759
Thrifts & Mortgage Finance - 0.7%
BofI Holding, Inc. (a)(e)	26,269	397,187
Dime Community Bancshares, Inc.	8,653	134,295
Flushing Financial Corp.	12,740	182,437
Meridian Interstate Bancorp, Inc. (a)	3,856	50,128
NASB Financial, Inc. (e)	705	10,631
		774,678
TOTAL FINANCIALS		18,026,332
HEALTH CARE - 8.4%
Biotechnology - 2.1%
Alkermes, Inc. (a)	2,700	38,691
Alnylam Pharmaceuticals, Inc. (a)	743	8,158
ArQule, Inc. (a)	24,580	156,575
Array Biopharma, Inc. (a)	39,576	110,813
Celldex Therapeutics, Inc. (a)	9,311	36,592
Cepheid, Inc. (a)	1,507	39,951
Cubist Pharmaceuticals, Inc. (a)	7,478	163,993
Enzon Pharmaceuticals, Inc. (a)	9,919	105,935
Exelixis, Inc. (a)	21,139	263,181
Incyte Corp. (a)(e)	10,567	144,557
Inovio Pharmaceuticals, Inc. (a)(e)	28,906	34,109
InterMune, Inc. (a)(e)	1,164	42,614
Ligand Pharmaceuticals, Inc. Class B (a)	6,342	68,747
Medivation, Inc. (a)	5,262	90,927
Micromet, Inc. (a)	13,210	82,298
Nabi Biopharmaceuticals (a)	28,349	160,455
Neurocrine Biosciences, Inc. (a)	22,691	153,164
ONYX Pharmaceuticals, Inc. (a)	1,105	38,940
Osiris Therapeutics, Inc. (a)(e)	19,191	127,236
PDL BioPharma, Inc.	15,915	88,328
Regeneron Pharmaceuticals, Inc. (a)	2,662	96,551
SciClone Pharmaceuticals, Inc. (a)	38,516	171,011
Targacept, Inc. (a)	3,295	94,468
Theravance, Inc. (a)	541	12,324
Vanda Pharmaceuticals, Inc. (a)	14,948	110,017
		2,439,635

	Shares	Value
Health Care Equipment & Supplies - 2.6%
American Medical Systems Holdings, Inc. (a)(e)	18,669	$ 409,038
Cantel Medical Corp.	9,552	208,711
Greatbatch, Inc. (a)	9,099	226,383
Haemonetics Corp. (a)	1,724	106,285
Invacare Corp. (e)	14,055	415,606
Kensey Nash Corp. (a)	11,402	299,417
Orthofix International NV (a)	4,587	144,949
Sirona Dental Systems, Inc. (a)	10,872	548,601
Steris Corp.	9,567	323,843
Thoratec Corp. (a)	3,360	93,677
Young Innovations, Inc.	6,722	212,886
		2,989,396
Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)(e)	6,093	218,861
American Dental Partners, Inc. (a)	5,624	72,268
AmSurg Corp. (a)	7,381	174,413
Chemed Corp.	5,129	335,642
Chindex International, Inc. (a)(e)	14,178	253,077
Continucare Corp. (a)	21,370	120,954
Cross Country Healthcare, Inc. (a)	4,729	39,345
Emergency Medical Services Corp. Class A (a)	1,917	121,059
Hanger Orthopedic Group, Inc. (a)	7,728	207,883
Healthspring, Inc. (a)	8,253	310,643
Magellan Health Services, Inc. (a)	2,197	105,412
Owens & Minor, Inc.	7,724	240,989
PharMerica Corp. (a)	29,298	344,252
Providence Service Corp. (a)	8,990	147,526
Sun Healthcare Group, Inc. (a)	13,127	192,967
U.S. Physical Therapy, Inc. (a)	966	19,098
		2,904,389
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	6,100	29,951
Caliper Life Sciences, Inc. (a)	5,039	33,711
Dionex Corp. (a)	236	27,806
		91,468
Pharmaceuticals - 1.0%
Hi-Tech Pharmacal Co., Inc. (a)	3,290	75,966
Inspire Pharmaceuticals, Inc. (a)	12,045	48,421
Medicis Pharmaceutical Corp. Class A	8,488	272,380
Par Pharmaceutical Companies, Inc. (a)	3,297	101,811
Questcor Pharmaceuticals, Inc. (a)	5,281	68,442
Salix Pharmaceuticals Ltd. (a)	1,212	40,408
Santarus, Inc. (a)	11,833	37,747
SuperGen, Inc. (a)	55,975	166,246
ViroPharma, Inc. (a)	16,161	289,767
		1,101,188
TOTAL HEALTH CARE		9,526,076
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.8%
Aerospace & Defense - 1.8%
AAR Corp. (a)(e)	11,274	$ 307,667
American Science & Engineering, Inc.	4,952	465,488
Ceradyne, Inc. (a)	17,600	672,848
Cubic Corp.	6,179	310,865
Esterline Technologies Corp. (a)	4,209	301,238
Global Defense Technology & Systems, Inc. (a)	877	14,339
		2,072,445
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	12,138	828,783
Hub Group, Inc. Class A (a)	7,198	251,642
Park-Ohio Holdings Corp. (a)	5,616	124,001
		1,204,426
Airlines - 0.5%
Alaska Air Group, Inc. (a)	9,781	581,480
Building Products - 0.4%
A.O. Smith Corp.	6,560	265,024
Ameron International Corp.	576	40,700
Gibraltar Industries, Inc. (a)	11,172	120,993
		426,717
Commercial Services & Supplies - 1.4%
American Reprographics Co. (a)	4,633	41,234
Consolidated Graphics, Inc. (a)	6,820	371,963
G&K Services, Inc. Class A	8,509	275,862
Interface, Inc. Class A	6,439	107,338
Multi-Color Corp.	3,614	67,040
Schawk, Inc. Class A	10,245	185,127
Steelcase, Inc. Class A	20,964	203,560
Tetra Tech, Inc. (a)	10,152	238,572
The Brink's Co.	5,299	163,580
		1,654,276
Construction & Engineering - 0.7%
EMCOR Group, Inc. (a)	8,464	269,663
Great Lakes Dredge & Dock Corp.	66,286	521,671
		791,334
Electrical Equipment - 2.1%
AZZ, Inc.	3	128
Belden, Inc.	7,446	272,747
Brady Corp. Class A	14,970	535,028
Franklin Electric Co., Inc.	14,088	598,740
Lihua International, Inc. (a)	14,171	153,330
Polypore International, Inc. (a)	4,626	270,343
Preformed Line Products Co.	1,149	81,556
Regal-Beloit Corp. (e)	5,993	437,189
		2,349,061
Industrial Conglomerates - 0.1%
Standex International Corp.	1,466	50,240
Tredegar Corp.	1,411	27,543
		77,783

	Shares	Value
Machinery - 4.8%
Actuant Corp. Class A	5,933	$ 167,904
ArvinMeritor, Inc. (a)	9,885	177,139
Barnes Group, Inc.	3,153	67,096
Blount International, Inc. (a)	6,580	100,016
Briggs & Stratton Corp.	17,217	346,578
Colfax Corp. (a)	20,018	443,999
Graham Corp.	21,450	455,384
Kadant, Inc. (a)	17,967	467,501
L.B. Foster Co. Class A (a)	6,299	264,558
Lindsay Corp. (e)	7,528	531,552
NACCO Industries, Inc. Class A	4,229	526,722
Nordson Corp.	7,058	768,687
Robbins & Myers, Inc.	15,630	666,307
Tennant Co.	7,820	317,883
Twin Disc, Inc.	5,146	166,525
		5,467,851
Professional Services - 0.8%
CBIZ, Inc. (a)(e)	20,881	147,837
Huron Consulting Group, Inc. (a)	16,417	456,721
Kelly Services, Inc. Class A (non-vtg.) (a)	12,649	265,882
SFN Group, Inc. (a)	1,198	16,568
		887,008
Road & Rail - 0.3%
AMERCO (a)	3,605	348,207
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	3,626	43,802
Applied Industrial Technologies, Inc.	11,556	370,254
DXP Enterprises, Inc. (a)	1,962	41,712
TAL International Group, Inc.	14,534	506,946
		962,714
TOTAL INDUSTRIALS		16,823,302
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 2.5%
Anaren, Inc. (a)	20,538	435,816
Arris Group, Inc. (a)	20,078	265,030
Aviat Networks, Inc. (a)	38,727	236,622
Bel Fuse, Inc. Class B (non-vtg.)	3,194	69,949
InterDigital, Inc. (e)	16,061	765,788
Plantronics, Inc.	7,720	269,351
Powerwave Technologies, Inc. (a)	180,352	665,499
Riverbed Technology, Inc. (a)	3,465	143,070
		2,851,125
Computers & Peripherals - 0.8%
Cray, Inc. (a)	12,971	95,726
Hutchinson Technology, Inc. (a)(e)	58,585	183,957
Synaptics, Inc. (a)(e)	20,632	608,644
		888,327
Electronic Equipment & Components - 4.3%
Anixter International, Inc.	4,733	338,977
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Brightpoint, Inc. (a)	9,001	$ 113,413
Coherent, Inc. (a)	9,634	594,900
Insight Enterprises, Inc. (a)	6,829	124,902
Littelfuse, Inc.	11,722	619,273
Measurement Specialties, Inc. (a)	14,242	440,647
MTS Systems Corp.	2,585	119,711
Multi-Fineline Electronix, Inc. (a)	16,161	462,528
Newport Corp. (a)	32,107	534,582
OSI Systems, Inc. (a)	6,671	250,963
Power-One, Inc. (a)(e)	53,813	442,881
Pulse Electronics Corp. (e)	79,198	478,356
Rofin-Sinar Technologies, Inc. (a)	904	35,057
Rogers Corp. (a)	4,594	216,653
TTM Technologies, Inc. (a)	5,180	90,857
Zygo Corp. (a)	2,410	34,897
		4,898,597
Internet Software & Services - 0.8%
EarthLink, Inc.	13,454	110,726
j2 Global Communications, Inc. (a)	8,179	237,927
Mercadolibre, Inc.	2,630	173,001
Rackspace Hosting, Inc. (a)	1,091	40,269
ValueClick, Inc. (a)	20,967	313,037
		874,960
IT Services - 2.4%
Acxiom Corp. (a)	19,200	329,088
CACI International, Inc. Class A (a)	4,330	256,856
CSG Systems International, Inc. (a)	8,355	163,340
Euronet Worldwide, Inc. (a)	9,201	166,262
Jack Henry & Associates, Inc.	9,923	316,643
Maximus, Inc.	1,485	109,890
Teletech Holdings, Inc. (a)	20,191	459,951
Unisys Corp. (a)	2,273	84,465
VeriFone Systems, Inc. (a)	16,016	727,767
Wright Express Corp. (a)	1,455	74,205
		2,688,467
Semiconductors & Semiconductor Equipment - 5.7%
ATMI, Inc. (a)	3,372	61,505
Cabot Microelectronics Corp. (a)	12,360	603,415
Diodes, Inc. (a)	6,333	183,404
DSP Group, Inc. (a)	4,657	36,744
Entegris, Inc. (a)	77,920	679,462
GT Solar International, Inc. (a)	45,891	490,575
Kulicke & Soffa Industries, Inc. (a)	25,685	246,319
Lattice Semiconductor Corp. (a)	97,899	650,049
Nanometrics, Inc. (a)	5,764	103,867
Omnivision Technologies, Inc. (a)	6,596	201,970
Photronics, Inc. (a)	69,196	618,612
PMC-Sierra, Inc. (a)	37,224	294,070
RF Micro Devices, Inc. (a)	88,495	663,713

	Shares	Value
Sigma Designs, Inc. (a)	19,766	$ 270,399
Skyworks Solutions, Inc. (a)	20,054	720,741
Tessera Technologies, Inc. (a)	2,398	41,749
Veeco Instruments, Inc. (a)(e)	14,460	688,007
		6,554,601
Software - 4.1%
AsiaInfo Holdings, Inc. (a)	6,220	126,577
Fair Isaac Corp.	17,198	480,684
Lawson Software, Inc. (a)	17,305	175,473
Manhattan Associates, Inc. (a)	6,719	216,352
Monotype Imaging Holdings, Inc. (a)	43,624	583,689
Net 1 UEPS Technologies, Inc. (a)	30,004	306,041
NetScout Systems, Inc. (a)	4,182	104,508
Opnet Technologies, Inc.	11,270	384,082
QAD, Inc.:
Class A (a)	10,828	98,427
Class B	3,690	32,989
Quest Software, Inc. (a)	16,992	455,216
Renaissance Learning, Inc.	5,670	60,896
Take-Two Interactive Software, Inc. (a)	40,542	651,510
TIBCO Software, Inc. (a)	38,441	946,405
VirnetX Holding Corp.	1,915	22,980
		4,645,829
TOTAL INFORMATION TECHNOLOGY		23,401,906
MATERIALS - 7.3%
Chemicals - 3.0%
Arch Chemicals, Inc.	10,319	370,968
Ferro Corp. (a)	16,685	265,625
OM Group, Inc. (a)	10,873	382,621
Quaker Chemical Corp.	6,563	254,185
Rockwood Holdings, Inc. (a)	6,561	305,415
Senomyx, Inc. (a)(e)	34,822	252,460
Sensient Technologies Corp.	3,614	120,635
ShengdaTech, Inc. (a)(e)	32,867	136,398
Solutia, Inc. (a)	14,382	333,806
TPC Group, Inc. (a)	6,574	190,975
W.R. Grace & Co. (a)	14,185	539,597
Westlake Chemical Corp.	4,562	218,109
		3,370,794
Containers & Packaging - 0.9%
Boise, Inc. (e)	23,117	207,591
Rock-Tenn Co. Class A (e)	6,523	447,804
Silgan Holdings, Inc.	9,419	343,605
		999,000
Metals & Mining - 1.3%
Golden Star Resources Ltd. (a)	142,699	451,054
Hecla Mining Co. (a)(e)	78,117	792,888
Noranda Aluminium Holding Corp. (a)	15,298	241,249
		1,485,191
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 2.1%
Buckeye Technologies, Inc.	27,529	$ 721,260
Clearwater Paper Corp. (a)	5,742	455,341
Domtar Corp.	6,803	594,582
Glatfelter	11,047	135,989
Kapstone Paper & Packaging Corp. (a)	32,066	549,932
		2,457,104
TOTAL MATERIALS		8,312,089
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
Consolidated Communications Holdings, Inc.	10,748	196,581
Vonage Holdings Corp. (a)(e)	77,002	340,349
		536,930
Wireless Telecommunication Services - 0.2%
USA Mobility, Inc.	19,627	292,835
TOTAL TELECOMMUNICATION SERVICES		829,765
UTILITIES - 1.0%
Electric Utilities - 0.4%
El Paso Electric Co. (a)	11,438	321,408
IDACORP, Inc.	970	36,608
Portland General Electric Co.	4,195	98,247
		456,263
Gas Utilities - 0.3%
Chesapeake Utilities Corp.	2,888	117,946
Piedmont Natural Gas Co., Inc.	1,164	34,105
Southwest Gas Corp.	4,389	170,600
		322,651
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	6,032	185,906
Multi-Utilities - 0.1%
Avista Corp.	4,723	105,417
TOTAL UTILITIES		1,070,237
TOTAL COMMON STOCKS (Cost $80,574,719)		105,798,047
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.19% 5/5/11 to 7/28/11 (f) (Cost $569,629)	$ 570,000	569,711
Money Market Funds - 18.0%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	7,012,825	$ 7,012,825
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(d)	13,504,271	13,504,271
TOTAL MONEY MARKET FUNDS (Cost $20,517,096)		20,517,096
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $101,661,444)	126,884,854
NET OTHER ASSETS (LIABILITIES) - (11.5)%	(13,055,685)
NET ASSETS - 100%	$ 113,829,169
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
97 NYFE Russell Mini Index Contracts	March 2011	$ 7,982,130	$ 261,128

The face value of futures purchased as a percentage of net assets is 7.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $519,742.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 110,147
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,747,904	$ 13,747,904	$ -	$ -
Consumer Staples	3,679,357	3,679,357	-	-
Energy	10,381,079	10,381,079	-	-
Financials	18,026,332	18,026,332	-	-
Health Care	9,526,076	9,526,076	-	-
Industrials	16,823,302	16,823,302	-	-
Information Technology	23,401,906	23,401,906	-	-
Materials	8,312,089	8,312,089	-	-
Telecommunication Services	829,765	829,765	-	-
Utilities	1,070,237	1,070,237	-	-
U.S. Government and Government Agency Obligations	569,711	-	569,711	-
Money Market Funds	20,517,096	20,517,096	-	-
Total Investments in Securities:	$ 126,884,854	$ 126,315,143	$ 569,711	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 261,128	$ 261,128	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 261,128	$ -
Total Value of Derivatives	$ 261,128	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $13,026,093) - See accompanying schedule: Unaffiliated issuers (cost $88,157,173)	$ 113,380,583
Fidelity Central Funds (cost $13,504,271)	13,504,271
Total Investments (cost $101,661,444)		$ 126,884,854
Receivable for investments sold		241,384
Receivable for fund shares sold		275,690
Dividends receivable		39,160
Interest receivable		453
Distributions receivable from Fidelity Central Funds		5,851
Receivable for daily variation on futures contracts		7,996
Other receivables		293
Total assets		127,455,681

Liabilities
Payable for fund shares redeemed	60,824
Accrued management fee	47,667
Other affiliated payables	13,750
Collateral on securities loaned, at value	13,504,271
Total liabilities		13,626,512

Net Assets		$ 113,829,169
Net Assets consist of:
Paid in capital		$ 85,337,518
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,007,113
Net unrealized appreciation (depreciation) on investments		25,484,538
Net Assets, for 10,621,623 shares outstanding		$ 113,829,169
Net Asset Value, offering price and redemption price per share ($113,829,169 ÷ 10,621,623 shares)		$ 10.72

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 1,213,342
Interest		6,004
Income from Fidelity Central Funds (including $110,147 from security lending)		110,147
Total income		1,329,493

Expenses
Management fee	$ 531,952
Transfer agent fees	153,807
Independent trustees' compensation	1,243
Interest	2,188
Miscellaneous	294
Total expenses before reductions	689,484
Expense reductions	(14)	689,470
Net investment income (loss)		640,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,417,839
Foreign currency transactions	5,400
Futures contracts	415,189
Total net realized gain (loss)		11,838,428
Change in net unrealized appreciation (depreciation) on: Investment securities	17,289,555
Futures contracts	188,406
Total change in net unrealized appreciation (depreciation)		17,477,961
Net gain (loss)		29,316,389
Net increase (decrease) in net assets resulting from operations		$ 29,956,412

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 640,023	$ 563,933
Net realized gain (loss)	11,838,428	(3,276,533)
Change in net unrealized appreciation (depreciation)	17,477,961	33,214,854
Net increase (decrease) in net assets resulting from operations	29,956,412	30,502,254
Distributions to shareholders from net investment income	(740,549)	(554,929)
Share transactions Proceeds from sales of shares	62,154,022	39,570,131
Reinvestment of distributions	708,498	525,603
Cost of shares redeemed	(63,524,536)	(42,285,209)
Net increase (decrease) in net assets resulting from share transactions	(662,016)	(2,189,475)
Redemption fees	32,519	41,898
Total increase (decrease) in net assets	28,586,366	27,799,748

Net Assets
Beginning of period	85,242,803	57,443,055
End of period (including undistributed net investment income of $0 and undistributed net investment income of $29,153, respectively)	$ 113,829,169	$ 85,242,803
Other Information Shares
Sold	6,638,981	5,764,326
Issued in reinvestment of distributions	71,090	69,527
Redeemed	(6,671,411)	(6,294,661)
Net increase (decrease)	38,660	(460,808)

Financial Highlights

Years ended February 28,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 5.20	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.05	.09	.02
Net realized and unrealized gain (loss)	2.67	2.86	(3.87)	(.99)
Total from investment operations	2.73	2.91	(3.78)	(.97)
Distributions from net investment income	(.06)	(.06)	(.06)	-
Redemption fees added to paid in capital D	- I	- I	.01	- I
Net asset value, end of period	$ 10.72	$ 8.05	$ 5.20	$ 9.03
Total Return B, C	34.01%	55.93%	(41.94)%	(9.70)%
Ratios to Average Net Assets E, H
Expenses before reductions	.67%	.67%	.67%	.67% A
Expenses net of fee waivers, if any	.67%	.67%	.67%	.67% A
Expenses net of all reductions	.67%	.67%	.67%	.67% A
Net investment income (loss)	.63%	.77%	1.29%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,829	$ 85,243	$ 57,443	$ 6,343
Portfolio turnover rate F	90%	98% J	36% J	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Life of fund A
Fidelity International Enhanced Index Fund	20.95%	-5.46%

A From December 20, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity International Enhanced Index Fund on December 20, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® (Europe, Australasia, Far East) Index performed over the same period.

Annual Report

Fidelity International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap: International equities delivered strong performance for the 12-month period ending February 28, 2011, after overcoming a precipitous decline early in the period due to concern about sovereign debt problems in Europe. Investor sentiment brightened substantially in the latter half, when signs of economic growth and subsiding debt fears helped propel stocks forward. For the full 12 months, the MSCI® EAFE® (Europe, Australasia, Far East) Index gained 20.16%, boosted in part by a falling U.S. dollar. The roughly 22% return for Europe was marginally ahead of the index, led by Sweden (+39%), Denmark (+38%), Germany (+32%) and the United Kingdom (+24%). Large European index components that underperformed included Switzerland and France, both returning around 18%. Concern regarding sovereign debt issues lingered into the latter part of 2010, as evident in the negative returns of debt-burdened Greece (-21%) and Ireland (-2%), both small index components. Italy and Spain, which also struggled with debt, fared better but still underperformed, gaining about 14% and 10%, respectively. Countries in the Asia-Pacific region rose by 20%. Hong Kong (+24%) and Australia (+22%) had the highest returns, while the roughly 17% advance of Japan trailed the MSCI® EAFE®, despite the positive impact of a weakening U.S. dollar relative to the Japanese yen.

Comments from Maximilian Kaufmann, member of the Geode Capital Management, LLC, investment management team for Fidelity® International Enhanced Index Fund: For the 12 months ending February 28, 2011, the fund gained 20.95%, outperforming the 20.16% result of the MSCI EAFE. Good results in the information technology, financials, materials and industrials groups proved especially helpful, as did favorable stock picking in Australia and Singapore. In contrast, the consumer discretionary and consumer staples sectors were sources of weakness, and stock selection in the U.K. and Sweden also hurt. Of final note, currency movements provided a healthy performance boost, as a weaker dollar overall lifted the fund's return for U.S. investors in foreign securities. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Relative to the index, the fund's top two individual contributors were Swiss semiconductor manufacturers, Infineon Technologies and STMicroElectronics. Sulzer, an out-of-benchmark company that makes pumps for industrial applications, also outperformed, as did Sacyr Vallehermoso, a leading Spanish construction business. Several Japanese firms also outperformed, including gaming company Sega Sammy Holdings; Hitachi, maker of a variety of consumer and business electronics; and Nitto Denko, which manufacturers optical film for liquid crystal display (LCD) panels. On the negative side, Resona Holdings, a Japanese bank, stood out. Not owning index components Automaker Bayerische Motoren Werke - better known as BMW - and Volvo and underweighting another vehicle maker, Volkswagen, hurt. Elsewhere, positions in Netherland-based energy giant Royal Dutch Shell and U.K.-based natural gas producer BG Group also detracted. Some of the names I've mentioned were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of February 28, 2011
Japan	20.6%
United Kingdom	18.6%
Australia	9.3%
Germany	8.7%
France	7.9%
United States of America	6.7%
Switzerland	5.7%
Netherlands	2.6%
Sweden	2.6%
Other	17.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2010
Japan	21.6%
United Kingdom	19.9%
Australia	9.3%
France	8.3%
Germany	7.9%
Switzerland	7.4%
United States of America	3.6%
Hong Kong	2.8%
Spain	2.6%
Other	16.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.7	99.3
Short-Term Investments and Net Other Assets	1.3	0.7
Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton Ltd. (Australia, Metals & Mining)	1.6	1.5
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.5	1.4
Nestle SA (Switzerland, Food Products)	1.2	2.3
Siemens AG (Germany, Industrial Conglomerates)	1.2	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.5
Rio Tinto PLC (United Kingdom, Metals & Mining)	1.1	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.1	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.5	1.7
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.0	1.1
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.0	1.1
	12.4
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	22.7
Industrials	12.3	11.0
Consumer Discretionary	11.3	10.4
Materials	10.4	10.1
Consumer Staples	8.2	11.4
Health Care	8.2	9.6
Energy	7.1	7.1
Utilities	4.8	5.0
Telecommunication Services	4.1	4.9
Information Technology	4.3	4.2

Annual Report

Fidelity International Enhanced Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Australia - 9.3%
AGL Energy Ltd.	3,600	$ 53,413
ASX Ltd.	829	30,891
Australia & New Zealand Banking Group Ltd.	3,440	85,029
Bendigo & Adelaide Bank Ltd.	5,400	51,672
BHP Billiton Ltd.	8,640	408,314
Caltex Australia Ltd.	7,331	119,023
Coca-Cola Amatil Ltd.	2,647	32,025
Commonwealth Bank of Australia	4,690	254,962
Crown Ltd.	7,400	63,192
CSL Ltd.	2,370	86,105
DuluxGroup Ltd.	2,500	7,118
Fortescue Metals Group Ltd.	16,000	109,206
Fosters Group Ltd.	13,957	81,371
Incitec Pivot Ltd.	10,999	49,631
Insurance Australia Group Ltd.	18,100	67,395
MAp Group unit	8,600	27,230
Metcash Ltd.	13,213	54,736
National Australia Bank Ltd.	2,950	78,002
Orica Ltd.	2,500	66,088
QBE Insurance Group Ltd.	2,245	41,594
Rio Tinto Ltd.	1,935	168,972
Telstra Corp. Ltd.	22,400	63,789
Wesfarmers Ltd.	3,000	101,633
Westfield Group unit	6,049	60,315
Westfield Retail Trust unit	7,479	20,435
Westpac Banking Corp.	4,051	97,782
Woolworths Ltd.	3,482	95,537
TOTAL AUSTRALIA		2,375,460
Austria - 0.6%
OMV AG	1,320	56,105
Telekom Austria AG	700	9,998
Voestalpine AG	2,039	94,193
TOTAL AUSTRIA		160,296
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	1,537	7,227
Bailiwick of Jersey - 0.8%
Experian PLC	8,662	109,848
Petrofac Ltd.	4,090	92,631
TOTAL BAILIWICK OF JERSEY		202,479
Belgium - 1.3%
Anheuser-Busch InBev SA NV	2,829	157,999
Bekaert SA	868	94,114
Delhaize Group SA	645	49,890
Mobistar SA	580	37,059
Umicore SA	51	2,569
TOTAL BELGIUM		341,631

	Shares	Value
Bermuda - 0.2%
Noble Group Ltd.	545	$ 878
Yue Yuen Industrial (Holdings) Ltd.	15,500	48,761
TOTAL BERMUDA		49,639
Denmark - 1.1%
Coloplast AS Series B	621	87,477
Novo Nordisk AS Series B	1,505	189,716
Novozymes AS Series B	45	6,293
TOTAL DENMARK		283,486
Finland - 2.0%
Fortum Corp.	3,400	105,335
KCI Konecranes Oyj	1,875	84,042
Kone Oyj (B Shares)	1,920	104,792
Nokia Corp.	8,713	75,123
Stora Enso Oyj (R Shares)	8,332	93,882
Wartsila Corp.	563	43,276
TOTAL FINLAND		506,450
France - 7.9%
Air Liquide SA	22	2,848
AXA SA	2,102	44,150
BNP Paribas SA	1,600	124,929
Bouygues SA	702	32,458
Carrefour SA	844	41,441
CNP Assurances	1,600	35,483
Compagnie de St. Gobain	1,858	111,087
Credit Agricole SA	6,644	116,626
Danone	370	23,197
Eutelsat Communications	1,830	73,022
France Telecom SA	5,170	114,410
GDF Suez	2,623	106,330
Gecina SA	684	88,606
Hermes International SA	399	86,860
Legrand SA	1,200	50,334
LVMH Moet Hennessy - Louis Vuitton	85	13,402
PagesJaunes Groupe SA (e)	4,270	41,643
Sanofi-Aventis	1,420	98,194
Schneider Electric SA	249	41,200
Societe Generale Series A	1,800	126,560
Technip SA	995	98,232
Total SA	4,620	283,216
Unibail-Rodamco	490	98,522
VINCI SA	1,400	84,274
Vivendi	2,340	66,715
TOTAL FRANCE		2,003,739
Germany - 8.7%
Allianz AG	1,110	159,920
BASF AG	2,834	235,672
Bayer AG	2,785	215,917
Commerzbank AG (a)	10,473	90,272
Daimler AG (Germany)	2,028	142,871
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Bank AG	2,820	$ 181,271
Deutsche Boerse AG	677	51,982
Deutsche Telekom AG	5,892	79,236
E.ON AG	3,722	122,117
Infineon Technologies AG	9,805	107,273
Kabel Deutschland Holding AG	1,494	81,397
Linde AG	865	132,023
Munich Re Group	189	31,546
RWE AG	196	13,229
SAP AG	1,560	94,120
Siemens AG	2,270	305,710
TUI AG (a)	6,486	85,005
Volkswagen AG	97	14,725
Wacker Chemie AG	446	82,290
TOTAL GERMANY		2,226,576
Greece - 0.7%
Coca-Cola Hellenic Bottling Co. SA	554	15,092
Greek Organization of Football Prognostics SA	3,229	67,420
Public Power Corp. of Greece	5,294	81,897
TOTAL GREECE		164,409
Hong Kong - 2.5%
ASM Pacific Technology Ltd.	4,600	60,955
Bank of East Asia Ltd.	80	347
BOC Hong Kong (Holdings) Ltd.	16,000	49,615
Cheung Kong Holdings Ltd.	2,000	31,125
CLP Holdings Ltd.	10,000	81,472
Hang Seng Bank Ltd.	2,000	31,895
Henderson Land Development Co. Ltd.	4,024	25,499
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	800	58
Hutchison Whampoa Ltd.	5,000	58,873
Hysan Development Co. Ltd.	5,000	22,470
Kerry Properties Ltd.	8,000	38,726
New World Development Co. Ltd.	21,389	38,450
Power Assets Holdings Ltd.	3,500	22,852
Sun Hung Kai Properties Ltd.	4,495	72,608
Wheelock and Co. Ltd.	25,000	90,845
TOTAL HONG KONG		625,790
Ireland - 0.1%
CRH PLC	27	624
Kerry Group PLC Class A	680	24,680
TOTAL IRELAND		25,304
Israel - 0.7%
Israel Chemicals Ltd.	6,004	99,708
Teva Pharmaceutical Industries Ltd.	1,406	70,604
TOTAL ISRAEL		170,312
Italy - 1.9%
Assicurazioni Generali SpA	1,101	24,903

	Shares	Value
Enel SpA	3,784	$ 22,548
ENI SpA	1,850	45,109
EXOR SpA	2,813	85,830
Finmeccanica SpA	4,420	55,323
Intesa Sanpaolo SpA	20,964	70,706
Mediobanca SpA	3,747	39,661
Mediobanca SpA warrants 3/18/11 (a)	3,569	10
Pirelli & C SpA	10,799	87,031
Telecom Italia SpA	19,506	30,454
UniCredit SpA	9,662	24,840
TOTAL ITALY		486,415
Japan - 20.6%
Aeon Mall Co. Ltd.	3,800	100,946
Asahi Glass Co. Ltd.	4,000	55,933
Astellas Pharma, Inc.	2,200	86,512
Bank of Yokohama Ltd.	7,000	37,788
Canon, Inc.	2,000	96,725
Central Japan Railway Co.	14	125,485
Chiba Bank Ltd.	4,000	27,449
Chubu Electric Power Co., Inc.	4,200	110,863
Daito Trust Construction Co. Ltd.	1,400	114,156
DeNA Co. Ltd.	3,300	127,280
Dentsu, Inc.	1,800	57,469
East Japan Railway Co.	1,700	118,547
Eisai Co. Ltd.	1,000	37,464
Electric Power Development Co. Ltd.	900	28,397
Elpida Memory, Inc. (a)	3,700	55,455
Fuji Heavy Industries Ltd.	14,000	120,646
Fujifilm Holdings Corp.	2,000	70,420
Hino Motors Ltd.	19,000	105,531
Hitachi Ltd.	29,000	176,517
Honda Motor Co. Ltd.	5,300	231,318
INPEX Corp.	12	84,328
Isetan Mitsukoshi Holdings Ltd.	1,400	16,962
JFE Holdings, Inc.	2,500	79,178
JGC Corp.	3,000	68,126
Jupiter Telecommunications Co.	40	43,032
Kansai Electric Power Co., Inc.	1,900	49,903
Kao Corp.	1,300	35,116
KDDI Corp.	13	84,428
Kinden Corp.	10,000	90,465
Kirin Holdings Co. Ltd.	2,000	28,637
Kuraray Co. Ltd.	2,000	28,408
Lawson, Inc.	700	34,444
Marubeni Corp.	8,000	61,408
Minebea Ltd.	16,000	95,190
Mitsubishi Corp.	1,000	27,824
Mitsubishi UFJ Financial Group, Inc.	7,400	41,110
Mitsui & Co. Ltd.	5,500	100,546
Mitsui Engineering & Shipbuilding Co.	24,000	66,331
Mitsui OSK Lines Ltd.	6,000	39,899
Mizuho Financial Group, Inc.	20,000	41,229
Nintendo Co. Ltd.	50	14,652
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Electric Glass Co. Ltd.	4,000	$ 67,105
Nippon Telegraph & Telephone Corp.	400	19,568
Nissan Motor Co. Ltd.	14,300	146,943
Nisshin Seifun Group, Inc.	3,500	46,175
Nitori Holdings Co. Ltd.	800	70,807
Nitto Denko Corp.	2,100	126,436
Nomura Holdings, Inc.	4,200	26,636
NTT Data Corp.	16	57,186
ORIX Corp.	380	42,506
Osaka Gas Co. Ltd.	13,000	49,508
Panasonic Corp.	2,000	27,018
Resona Holdings, Inc.	11,700	63,922
Sega Sammy Holdings, Inc.	5,900	133,940
Seven & i Holdings Co., Ltd.	1,400	39,081
Sony Corp.	2,700	99,416
Sony Financial Holdings, Inc.	18	76,467
Sumitomo Corp.	4,300	63,890
Sumitomo Heavy Industries Ltd.	6,000	42,329
Sumitomo Mitsui Financial Group, Inc.	3,100	117,316
Sumitomo Realty & Development Co. Ltd.	4,000	107,880
Takeda Pharmaceutical Co. Ltd.	2,700	134,522
Tokio Marine Holdings, Inc.	2,600	85,492
Tokyo Electric Power Co.	2,000	51,773
Tokyo Gas Co. Ltd.	11,000	49,179
Tokyu Land Corp.	19,000	109,278
Toyo Suisan Kaisha Ltd.	1,500	33,906
Toyoda Gosei Co. Ltd.	2,300	53,873
Toyota Motor Corp.	3,200	149,537
Yamada Denki Co. Ltd.	720	54,836
Yamaguchi Financial Group, Inc.	3,000	31,027
Yamazaki Baking Co. Ltd.	5,000	60,758
TOTAL JAPAN		5,254,427
Luxembourg - 0.4%
Aperam	47	1,944
Tenaris SA	3,940	88,953
TOTAL LUXEMBOURG		90,897
Netherlands - 2.6%
Akzo Nobel NV	372	25,293
ING Groep NV (Certificaten Van Aandelen) unit (a)	13,820	173,372
Koninklijke Ahold NV	7,745	103,974
Koninklijke KPN NV	2,705	43,824
Koninklijke Philips Electronics NV	2,398	78,362
STMicroelectronics NV	7,741	99,453
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	4,740	142,973
TOTAL NETHERLANDS		667,251

	Shares	Value
New Zealand - 0.6%
Fletcher Building Ltd.	8,805	$ 58,100
Sky City Entertainment Group Ltd.	41,148	100,619
TOTAL NEW ZEALAND		158,719
Norway - 0.5%
StatoilHydro ASA	2,800	73,943
Telenor ASA	3,400	56,380
TOTAL NORWAY		130,323
Singapore - 1.4%
Ascendas Real Estate Investment Trust (A-REIT)	13,000	20,443
ComfortDelgro Corp. Ltd.	20,000	24,375
Jardine Cycle & Carriage Ltd.	2,000	52,964
Oversea-Chinese Banking Corp. Ltd.	9,171	66,414
SembCorp Marine Ltd.	27,000	113,579
Yangzijiang Shipbuilding Holdings Ltd.	60,000	84,447
TOTAL SINGAPORE		362,222
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA	6,241	76,939
Banco Santander SA	14,442	177,813
Iberdrola SA	10,216	89,142
Repsol YPF SA	2,174	72,982
Telefonica SA	5,095	129,541
Vallehermoso SA (a)	7,432	82,511
TOTAL SPAIN		628,928
Sweden - 2.6%
Alfa Laval AB	1,600	32,668
Getinge AB (B Shares)	362	8,843
H&M Hennes & Mauritz AB (B Shares)	2,570	84,005
Nordea Bank AB	1,287	14,632
Scania AB (B Shares)	3,067	68,383
Svenska Cellulosa AB (SCA) (B Shares)	5,000	82,664
Swedbank AB (A Shares)	4,685	82,487
Swedish Match Co.	3,230	102,008
Tele2 AB (B Shares)	2,729	62,269
Telefonaktiebolaget LM Ericsson (B Shares)	7,561	97,125
Volvo AB (B Shares)	1,787	30,927
TOTAL SWEDEN		666,011
Switzerland - 5.7%
ABB Ltd. (Reg.)	1,048	25,665
Credit Suisse Group	2,031	93,945
Nestle SA	5,538	313,579
Novartis AG	3,740	210,209
Pargesa Holding SA	913	84,229
Roche Holding AG (participation certificate)	1,957	295,146
Straumann Holding AG	170	41,779
Sulzer AG (Reg.)	553	85,782
Swiss Reinsurance Co.	1,720	105,353
Common Stocks - continued
	Shares	Value
Switzerland - continued
The Swatch Group AG (Bearer)	100	$ 42,575
UBS AG (a)	6,080	120,664
Zurich Financial Services AG	86	24,968
TOTAL SWITZERLAND		1,443,894
United Kingdom - 18.6%
3i Group PLC	18,197	92,396
Anglo American PLC (United Kingdom)	3,270	177,227
AstraZeneca PLC:
(United Kingdom)	1,320	64,599
sponsored ADR (e)	3,188	156,754
Aviva PLC	5,824	44,212
BAE Systems PLC	18,290	97,804
Barclays PLC	34,970	181,504
BG Group PLC	3,414	83,066
BHP Billiton PLC	4,530	179,589
BP PLC	46,580	375,559
British American Tobacco PLC (United Kingdom)	1,781	71,363
BT Group PLC	25,000	74,265
Cable & Wireless PLC	14,975	11,687
Centrica PLC	16,449	90,955
Compass Group PLC	11,708	105,361
Diageo PLC	4,000	78,212
EnQuest PLC (a)	4,000	9,254
GlaxoSmithKline PLC	2,172	41,700
GlaxoSmithKline PLC sponsored ADR	5,929	228,919
HSBC Holdings PLC:
(United Kingdom)	24,715	272,224
sponsored ADR	1,973	108,693
Imperial Tobacco Group PLC	2,110	67,719
ITV PLC (a)	55,731	79,012
Land Securities Group PLC	1,809	22,544
Legal & General Group PLC	53,160	102,679
Lloyds Banking Group PLC (a)	112,759	113,886
National Grid PLC	8,020	74,535
Next PLC	2,789	89,602
Pearson PLC	3,305	56,378
Reckitt Benckiser Group PLC	1,213	62,517
Rio Tinto PLC	4,109	289,378
Royal Dutch Shell PLC:
Class A (United Kingdom)	5,601	201,388
Class B	3,129	111,870
Serco Group PLC	7,550	66,838
Standard Chartered PLC (United Kingdom)	5,675	150,118
Tesco PLC	10,024	65,875
Thomas Cook Group PLC	13,000	39,968
Unilever PLC	5,187	153,807
Vedanta Resources PLC	1,480	57,967
Vodafone Group PLC	90,000	255,550

	Shares	Value
Wolseley PLC (a)	2,952	$ 102,757
Xstrata PLC	1,200	27,412
TOTAL UNITED KINGDOM		4,737,143
United States of America - 0.2%
Synthes, Inc.	306	41,999
TOTAL COMMON STOCKS (Cost $20,370,964)		23,811,027
Nonconvertible Preferred Stocks - 0.0%

Germany - 0.0%
Volkswagen AG (Cost $1,060)	12	2,035
Government Obligations - 0.8%
Principal Amount
United States of America - 0.8%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.22% 6/9/11 to 8/4/11 (f) (Cost $199,865)	$ 200,000	199,893
Money Market Funds - 5.4%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,201,445	1,201,445
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(d)	188,750	188,750
TOTAL MONEY MARKET FUNDS (Cost $1,390,195)		1,390,195
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $21,962,084)	25,403,150
NET OTHER ASSETS (LIABILITIES) - 0.3%	71,917
NET ASSETS - 100%	$ 25,475,067
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini MSCI EAFE Index Contracts	March 2011	$ 1,318,575	$ 74,937

The face value of futures purchased as a percentage of net assets is 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,893.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,013
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 5,254,427	$ 1,293,383	$ 3,961,044	$ -
United Kingdom	4,737,143	2,298,512	2,438,631	-
Australia	2,375,460	-	2,375,460	-
Germany	2,228,611	2,228,611	-	-
France	2,003,739	1,507,919	495,820	-
Switzerland	1,443,894	993,411	450,483	-
Netherlands	667,251	173,091	494,160	-
Sweden	666,011	568,886	97,125	-
Spain	628,928	171,653	457,275	-
Other	3,807,598	3,164,026	643,572	-
Government Obligations	199,893	-	199,893	-
Money Market Funds	1,390,195	1,390,195	-	-
Total Investments in Securities:	$ 25,403,150	$ 13,789,687	$ 11,613,463	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 74,937	$ 74,937	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 74,937	$ -
Total Value of Derivatives	$ 74,937	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $3,656,500 of which $1,011,502, $1,890,764 and $754,234 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $186,554) - See accompanying schedule: Unaffiliated issuers (cost $21,773,334)	$ 25,214,400
Fidelity Central Funds (cost $188,750)	188,750
Total Investments (cost $21,962,084)		$ 25,403,150
Foreign currency held at value (cost $353,899)		364,204
Receivable for investments sold		717,149
Receivable for fund shares sold		133,547
Dividends receivable		78,702
Interest receivable		91
Distributions receivable from Fidelity Central Funds		93
Receivable for daily variation on futures contracts		16,022
Other receivables		1
Total assets		26,712,959

Liabilities
Payable for investments purchased	$ 1,020,995
Payable for fund shares redeemed	15,333
Accrued management fee	9,715
Other affiliated payables	3,099
Collateral on securities loaned, at value	188,750
Total liabilities		1,237,892

Net Assets		$ 25,475,067
Net Assets consist of:
Paid in capital		$ 25,687,318
Undistributed net investment income		49,936
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,790,639)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,528,452
Net Assets, for 3,279,963 shares outstanding		$ 25,475,067
Net Asset Value, offering price and redemption price per share ($25,475,067 ÷ 3,279,963 shares)		$ 7.77

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 742,790
Interest		1,319
Income from Fidelity Central Funds (including $2,013 from security lending)		2,013
Income before foreign taxes withheld		746,122
Less foreign taxes withheld		(56,414)
Total income		689,708

Expenses
Management fee	$ 103,919
Transfer agent fees	33,252
Independent trustees' compensation	272
Miscellaneous	64
Total expenses before reductions	137,507
Expense reductions	(2)	137,505
Net investment income (loss)		552,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(829,975)
Foreign currency transactions	(8,577)
Futures contracts	4,519
Total net realized gain (loss)		(834,033)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,719,810
Assets and liabilities in foreign currencies	12,636
Futures contracts	140,416
Total change in net unrealized appreciation (depreciation)		3,872,862
Net gain (loss)		3,038,829
Net increase (decrease) in net assets resulting from operations		$ 3,591,032

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 552,203	$ 421,189
Net realized gain (loss)	(834,033)	(362,231)
Change in net unrealized appreciation (depreciation)	3,872,862	6,388,004
Net increase (decrease) in net assets resulting from operations	3,591,032	6,446,962
Distributions to shareholders from net investment income	(534,394)	(401,370)
Distributions to shareholders from net realized gain	-	(57,303)
Total distributions	(534,394)	(458,673)
Share transactions Proceeds from sales of shares	14,443,401	12,786,877
Reinvestment of distributions	507,651	432,668
Cost of shares redeemed	(12,491,341)	(12,200,610)
Net increase (decrease) in net assets resulting from share transactions	2,459,711	1,018,935
Redemption fees	1,042	895
Total increase (decrease) in net assets	5,517,391	7,008,119

Net Assets
Beginning of period	19,957,676	12,949,557
End of period (including undistributed net investment income of $49,936 and undistributed net investment income of $32,123, respectively)	$ 25,475,067	$ 19,957,676
Other Information Shares
Sold	2,066,221	2,054,145
Issued in reinvestment of distributions	70,971	64,721
Redeemed	(1,891,969)	(2,014,584)
Net increase (decrease)	245,223	104,282

Financial Highlights

Years ended February 28,	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.58	$ 4.42	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.15	.18	.03
Net realized and unrealized gain (loss)	1.19	2.17	(4.96)	(.68)
Total from investment operations	1.36	2.32	(4.78)	(.65)
Distributions from net investment income	(.17)	(.14)	(.14)	-
Distributions from net realized gain	-	(.02)	(.01)	-
Total distributions	(.17)	(.16)	(.15)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 7.77	$ 6.58	$ 4.42	$ 9.35
Total Return B, C	20.95%	52.44%	(51.52)%	(6.50)%
Ratios to Average Net Assets E, H
Expenses before reductions	.62%	.62%	.62%	.62% A
Expenses net of fee waivers, if any	.62%	.62%	.62%	.62% A
Expenses net of all reductions	.62%	.62%	.62%	.62% A
Net investment income (loss)	2.50%	2.39%	2.69%	1.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,475	$ 19,958	$ 12,950	$ 7,273
Portfolio turnover rate F	32%	22% J	42% J	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 20, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

J Reflects adjustments to exclude transactions in money market mutual funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2 for Fidelity International Enhanced Index Fund. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$ 61,074,404	$ 13,148,198	$ (824,844)	$ 12,323,354
Fidelity Large Cap Value Enhanced Index Fund	81,131,083	15,712,353	(2,503,027)	13,209,326
Fidelity Large Cap Core Enhanced Index Fund	1,003,000,284	122,718,138	(95,346,985)	27,371,153
Fidelity Mid Cap Enhanced Index Fund	51,670,365	12,781,219	(595,116)	12,186,103
Fidelity Small Cap Enhanced Index Fund	101,798,737	27,140,266	(2,054,149)	25,086,117
Fidelity International Enhanced Index Fund	22,036,907	4,658,384	(1,292,141)	3,366,243

The tax-based components of distributable earnings as of period end were as follows for each Fund:

February 28, 2011	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$ 107,902	$ -	$ (6,700,751)	$ 12,323,354
Fidelity Large Cap Value Enhanced Index Fund	167,330	-	(187,547)	13,209,326
Fidelity Large Cap Core Enhanced Index Fund	2,062,802	-	(85,601,774)	27,337,526
Fidelity Mid Cap Enhanced Index Fund	395,525	1,085,768	(2,108,052)	12,186,103
Fidelity Small Cap Enhanced Index Fund	-	3,405,534	-	25,086,117
Fidelity International Enhanced Index Fund	65,556	-	(3,656,500)	3,378,692

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 28, 2011	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 603,819	$ -	$ 603,819
Fidelity Large Cap Value Enhanced Index Fund	1,184,075	-	1,184,075
Fidelity Large Cap Core Enhanced Index Fund	15,976,149	-	15,976,149
Fidelity Mid Cap Enhanced Index Fund	1,446,233	635,360	2,081,593
Fidelity Small Cap Enhanced Index Fund	740,549	-	740,549
Fidelity International Enhanced Index Fund	534,394	-	534,394
February 28, 2010	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 510,338	$ -	$ 510,338
Fidelity Large Cap Value Enhanced Index Fund	1,285,327	-	1,285,327
Fidelity Large Cap Core Enhanced Index Fund	17,963,606	-	17,963,606
Fidelity Mid Cap Enhanced Index Fund	290,636	-	290,636
Fidelity Small Cap Enhanced Index Fund	554,929	-	554,929
Fidelity International Enhanced Index Fund	458,673	-	458,673

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. Shares held by investors of Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts in order to meet their investment objectives. The strategy is to use derivatives to increase returns, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the applicable Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts	$ 63,477	$ 8,356
Total (a)	$ 63,477	$ 8,356

Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts	$ 23,654	$ 9,029
Total (a)	$ 23,654	$ 9,029

Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts	$ 2,736,397	$ 127,815
Total (a)	$ 2,736,397	$ 127,815

Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ 142,619	$ 44,891
Total (a)	$ 142,619	$ 44,891

Fidelity Small Cap Enhanced Index Fund
Equity Risk
Futures Contracts	$ 415,189	$ 188,406
Total (a)	$ 415,189	$ 188,406

Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts	$ 4,519	$ 140,416
Total (a)	$ 4,519	$ 140,416

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	47,961,246	39,439,045
Fidelity Large Cap Value Enhanced Index Fund	61,425,902	57,153,330
Fidelity Large Cap Core Enhanced Index Fund	586,736,118	754,702,058
Fidelity Mid Cap Enhanced Index Fund	39,409,192	24,572,287
Fidelity Small Cap Enhanced Index Fund	86,619,336	93,084,179
Fidelity International Enhanced Index Fund	8,918,996	6,651,426

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index, 0.52% of average net assets for Fidelity Small Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, Strategic Advisers pays other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the following annual rates of 0.15% of average net assets.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

Annual Report

6. Investments in Fidelity Central Funds - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Core Enhanced Index Fund	Borrower	$ 24,741,188.46%		$ 5,019
Fidelity Small Cap Enhanced Index Fund	Borrower	9,761,250.43%		463

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$ 141
Fidelity Large Cap Value Enhanced Index Fund	202
Fidelity Large Cap Core Enhanced Index Fund	2,825
Fidelity Mid Cap Enhanced Index Fund	117
Fidelity Small Cap Enhanced Index Fund	294
Fidelity International Enhanced Index Fund	64

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Enhanced Index Fund	$ 12,322,750	1.26%	$ 1,725

Annual Report

Notes to Financial Statements - continued

10. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$ 1
Fidelity Large Cap Value Enhanced Index Fund	10
Fidelity Large Cap Core Enhanced Index Fund	115
Fidelity Mid Cap Enhanced Index Fund	3
Fidelity Small Cap Enhanced Index Fund	14
Fidelity International Enhanced Index Fund	2

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (funds of Fidelity Commonwealth Trust II) at February 28, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Commonwealth Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2011

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Boyce I. Greer, each of the Trustees oversees 17 funds advised by Strategic Advisers or an affiliate. Mr. Greer oversees 19 funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes, and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, may be considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Roger T. Servison is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ralph F. Cox serves as the lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees asset allocation funds dedicated to Strategic Advisers' discretionary asset management programs, as well as the Fidelity enhanced index funds. Other boards oversee Fidelity's investment-grade bond, money market, and asset allocation funds and Fidelity's equity and high income funds. The funds may invest in Fidelity funds overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues.

The Trustees primarily operate as a full Board, but also operate in committees, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board has charged Strategic Advisers and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through Strategic Advisers, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Roger T. Servison (65)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, Mr. Servison oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr. Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

Boyce I. Greer (55)

Year of Election or Appointment: 2009

Mr. Greer is head of Institutional Investments for Fidelity Asset Management and Vice Chairman of Pyramis Global Advisors, LLC (2011-present), President and a Director of Strategic Advisers, Inc. and Global Asset Allocation (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and serves as Vice President of a number of Fidelity funds (2005-present). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolios (2003-present), President of the Asset Allocation Division (2008-present), President of FIMM 130/30 LLC (2008-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Peter C. Aldrich (66)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research and a Director of the funds of BlackRock Realty Group (2006-present). Previously, Mr. Aldrich served as a Trustee for Fidelity Rutland Square Trust (2005-2010), Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (78)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of the Business and Engineering Schools of Texas A&M University and the Engineering School of University of Texas at Austin, and is an Advisory Director of CH2M Hill Companies (engineering). Previously, Mr. Cox served as a Trustee for Fidelity Rutland Square Trust (2005-2010). Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (51)

Year of Election or Appointment: 2007

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of DSM (dba Delta Dental, Doral, and DentaQuest) (2004-present), Member of the board of Governors of the Chief Executives' Club of Boston (2010-present), Member of the board of the Massachusetts Conference for Women (2008-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). She is also a member of the Clinton Global Initiative, an action oriented community of the most effective CEOs, heads of state, Nobel Prize winners, and non-governmental leaders in the world. Previously, Ms. Kaplan served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010), President of the Massachusetts Women's Forum (2008-2010), Treasurer of the Massachusetts Women's Forum (2002-2006), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2003-2010), Director of United Way of Massachusetts Bay (2004-2006), Director of ADVO (direct mail marketing, 2003-2007), and Director of Tweeter Home Entertainment Group (2006-2007).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Howard E. Cox, Jr. may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (67)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Commonwealth Trust II. Mr. Cox is a Member of the Advisory Board of Devonshire Investors (2009-present). Mr. Cox serves as an Advisory Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Previously, Mr. Cox served as an Advisory Board Member of Fidelity Rutland Square Trust (2006-2010) and a Member of the Secretary of Defense's Business Board of Directors (2008-2010). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Kenneth B. Robins (41)

Year of Election or Appointment: 2010

President and Treasurer of each fund. Mr. Robins also serves as President and Treasurer of other Fidelity Equity and High Income Funds (2008-present) and Assistant Treasurer of other Fidelity Fixed Income and Asset Allocation Funds (2009-present). Mr. Robins is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Marc Bryant (45)

Year of Election or Appointment: 2010

Secretary and Chief Legal Officer of each fund. Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of each fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Nicholas E. Steck (46)

Year of Election or Appointment: 2009

Chief Financial Officer of each fund. Mr. Steck serves as Senior Vice President of Fidelity Pricing and Cash Management Services (2008-present) and is an employee of Fidelity Investments. During the period 2002 to 2009, Mr. Steck served as a Compliance Officer of FMR, Fidelity Investments Money Management, Inc., FMR LLC, Fidelity Research & Analysis (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Laura M. Doherty (41)

Year of Election or Appointment: 2009

Chief Compliance Officer of each fund. Ms. Doherty also serves as Senior Vice President of the Office of the Chief Compliance Officer (2008-present). Previously, Ms. Doherty served as a Vice President in Fidelity's Corporate Audit department (1998-2008).

James R. Rooney (52)

Year of Election or Appointment: 2007

Assistant Treasurer of each fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Margaret A. Carey (37)

Year of Election or Appointment: 2009

Assistant Secretary of each fund. Ms. Carey is also Assistant Secretary of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments (2004-present).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Growth Enhanced Index Fund	04/18/11	04/15/11	$0.017	$0.000
Fidelity Large Cap Value Enhanced Index Fund	04/18/11	04/15/11	$0.017	$0.000
Fidelity Large Cap Core Enhanced Index Fund	04/18/11	04/15/11	$0.025	$0.000
Fidelity Mid Cap Enhanced Index Fund	04/18/11	04/15/11	$0.005	$0.220
Fidelity Small Cap Enhanced Index Fund	04/18/11	04/15/11	$0.000	$0.307
Fidelity International Enhanced Index Fund	04/18/11	04/15/11	$0.015	$0.005

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Enhanced Index Fund	$1,721,127
Fidelity Small Cap Enhanced Index Fund	$3,720,872

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2010	December 2010
Fidelity Large Cap Growth Enhanced Index Fund	100%	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Large Cap Core Enhanced Index Fund	100%	100%
Fidelity Mid Cap Enhanced Index Fund	11%	100%
Fidelity Small Cap Enhanced Index Fund	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2010	December 2010
Fidelity Large Cap Growth Enhanced Index Fund	100%	100%
Fidelity Large Cap Value Enhanced Index Fund	100%	100%
Fidelity Large Cap Core Enhanced Index Fund	100%	100%
Fidelity Mid Cap Enhanced Index Fund	13%	100%
Fidelity Small Cap Enhanced Index Fund	100%	100%
Fidelity International Enhanced Index Fund	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possession of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Enhanced Index Fund	04/19/10	$0.007	$0.0012
Fidelity International Enhanced Index Fund	12/13/10	$0.094	$0.0166

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund

Each year the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly four times per year and considers at each of its meetings factors that it believes are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through committees.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including, but not limited to, (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided and the profits, if any, to be realized by Strategic Advisers from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Strategic Advisers and Geode under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Strategic Advisers.

In its deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Strategic Advisers, and the sub-adviser, Geode (together, the Investment Advisers), including the backgrounds of the Investment Advisers' investment personnel, and also took into consideration the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations group and the members of the investment groups of the Investment Advisers. The Board considered the structure of each Investment Adviser's portfolio manager compensation program and whether such structures provide appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that the Investment Advisers' analysts have access to a variety of technological tools and market and securities data that enable them to perform quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping services, and securities lending services for each fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including Geode; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because each fund had been in existence less than three years, for each fund the following table, which reflects information considered by the Board, shows, for the one-year period and the three-month period ended March 31, 2010, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and how the fund's total returns ranked relative to a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

Annual Report

Fund-specific performance results reviewed by the Board are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

Fidelity Large Cap Core Enhanced Index Fund

Total Return % for the One-Year and Three-month (Year to Date) Periods Ended March 31, 2010 vs. S&P 500 Index and Lipper Large-Cap Core Peer Group

	Year To Date Cumulative	Variance to Index	1 Year AA	Variance to Index
Large Cap Core Enhanced Index Fund (net)	4.77	-0.61	45.76	-4.01
Large Cap Core Enhanced Index Fund (gross)	4.89	-0.50	46.40	-3.37

S&P 500	5.39		49.77
LIPPER PEER GROUP RESULTS:
LA Large-Cap Core Average/Total	4.94		48.45
LA Large-Cap Core Median	4.95		47.66
LA Large-Cap Core Rank/Count	540 / 970		596/ 930
Quartile	3		3
Percent Beaten	44%		36%

The Board reviewed the relative investment performance of the fund against the Lipper Large-Cap Core peer group and observed that for the one-year period ended March 31, 2010, the fund under-performed 64% of its peers and was in the third quartile for the period. The Board also observed the cumulative return from January 1, 2010 to March 31, 2010, and noted that the fund under-performed 56% of its peers and was in the third quartile for the period. The Board also noted that the investment performance of the fund was lower than the fund's benchmark, the S&P 500 Index, for the one-year and three-month periods shown.

Fidelity Large Cap Growth Enhanced Index Fund

Total Return % for the One-Year and Three-month (Year to Date) Periods Ended March 31, 2010 vs. Russell 1000 Growth Index and Lipper Large-Cap Growth Peer Group

	Year To Date Cumulative	Variance to Index	1 Year AA	Variance to Index
Large Cap Growth Enhanced Index Fund (net)	4.22	-0.42	48.19	-1.56
Large Cap Growth Enhanced Index Fund (gross)	4.34	-0.31	48.84	-0.91

Russell 1000 Growth	4.65		49.75
LIPPER PEER GROUP RESULTS:
LA Large-Cap Growth Average/Total	4.20		46.16
LA Large-Cap Growth Median	4.23		46.09
LA Large-Cap Growth Rank/Count	458 / 909		265/ 834
Quartile	3		2
Percent Beaten	50%		68%

The Board reviewed the relative investment performance of the fund against the Lipper Large-Cap Growth peer group and observed that for the one-year period ended March 31, 2010, the fund out-performed 68% of its peers and was in the second quartile for the period. The Board also observed the cumulative return from January 1, 2010 to March 31, 2010, and noted that the fund under-performed 50% of its peers and was in the third quartile for the period. The Board also noted that the investment performance of the fund was lower than the fund's benchmark, the Russell 1000 Growth Index, for the one-year and three-month periods shown.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Value Enhanced Index Fund

Total Return % for the One-Year and Three-month (Year to Date) Periods Ended March 31, 2010 vs. Russell 1000 Value Index and Lipper Large-Cap Value Peer Group

	Year To Date Cumulative	Variance to Index	1 Year AA	Variance to Index
Large Cap Value Enhanced Index Fund (net)	5.97	-0.81	46.84	-6.72
Large Cap Value Enhanced Index Fund (gross)	6.09	-0.69	47.48	-6.08

Russell 1000 Value	6.78		53.56
LIPPER PEER GROUP RESULTS:
LA Large-Cap Value Average/Total	5.79		49.90
LA Large-Cap Value Median	5.80		49.39
LA Large-Cap Value Rank/Count	255 / 568		363/ 542
Quartile	2		3
Percent Beaten	55%		33%

The Board reviewed the relative investment performance of the fund against the Lipper Large-Cap Value peer group and observed that for the one-year period ended March 31, 2010, the fund under-performed 67% of its peers and was in the third quartile for the period. The Board also observed the cumulative return from January 1, 2010 to March 31, 2010, and noted that the fund out-performed 55% of its peers and was in the second quartile for the period. The Board also noted that the investment performance of the fund was lower than the fund's benchmark, the Russell 1000 Value Index, for the one-year and three-month periods shown.

Fidelity Mid Cap Enhanced Index Fund

Total Return % for the One-Year and Three-month (Year to Date) Periods Ended March 31, 2010 vs. Russell MidCap Index and Lipper Mid-Cap Core Peer Group

	Year To Date Cumulative	Variance to Index	1 Year AA	Variance to Index
Mid Cap Enhanced Index Fund (net)	6.76	-1.91	61.79	-5.92
Mid Cap Enhanced Index Fund (gross)	6.92	-1.75	62.73	-4.99

Russell MidCap	8.67		67.71
LIPPER PEER GROUP RESULTS:
LA Mid-Cap Core Average/Total	7.85		62.22
LA Mid-Cap Core Median	7.93		59.62
LA Mid-Cap Core Rank/Count	295 / 428		154/ 404
Quartile	3		2
Percent Beaten	31%		62%

The Board reviewed the relative investment performance of the fund against the Lipper Mid-Cap Core peer group and observed that for the one-year period ended March 31, 2010, the fund out-performed 62% of its peers and was in the second quartile for the period. The Board also observed the cumulative return from January 1, 2010 to March 31, 2010, and noted that the fund under-performed 69% of its peers and was in the third quartile for the period. The Board also noted that the investment performance of the fund was lower than the fund's benchmark, the Russell MidCap Index, for the one-year and three-month periods shown.

Fidelity Small Cap Enhanced Index Fund

Total Return % for the One-Year and Three-month (Year to Date) Periods Ended March 31, 2010 vs. Russell 2000 Index and Lipper Small-Cap Core Peer Group

	Year To Date Cumulative	Variance to Index	1 Year AA	Variance to Index
Small Cap Enhanced Index Fund (net)	7.45	-1.40	55.86	-6.90
Small Cap Enhanced Index Fund (gross)	7.63	-1.22	56.87	-5.89

Russell 2000	8.85		62.76
LIPPER PEER GROUP RESULTS:
LA Small-Cap Core Average/Total	8.03		63.07
LA Small-Cap Core Median	8.08		61.26
LA Small-Cap Core Rank/Count	499 / 753		535/ 733
Quartile	3		3
Percent Beaten	34%		27%

Annual Report

The Board reviewed the relative investment performance of the fund against the Lipper Small-Cap Core peer group and observed that for the one-year period ended March 31, 2010, the fund under-performed 73% of its peers and was in the third quartile for the period. The Board also observed the cumulative return from January 1, 2010 to March 31, 2010, and noted that the fund under-performed 66% of its peers and was in the third quartile for the period. The Board also noted that the investment performance of the fund was lower than the fund's benchmark, the Russell 2000 Index, for the one-year and three-month periods shown.

Fidelity International Enhanced Index Fund

Total Return % for the One-Year and Three-month (Year to Date) Periods Ended March 31, 2010 vs. MSCI EAFE Index and Lipper International Large-Cap Core Peer Group

	Year To Date Cumulative	Variance to Index	1 Year AA	Variance to Index
International Enhanced Index Fund (net)	1.01	0.15	51.85	-2.77
International Enhanced Index Fund (gross)	1.17	0.31	52.76	-1.86

MSCI EAFE (Net MA)	0.86		54.63
LIPPER PEER GROUP RESULTS:
LA International Large-Cap Core Average/Total	1.00		51.26
LA International Large-Cap Core Median	0.78		51.19
LA International Large-Cap Core Rank/Count	160 / 411		184/ 401
Quartile	2		2
Percent Beaten	61%		54%

The Board reviewed the relative investment performance of the fund against the Lipper International Large-Cap Core peer group and observed that for the one-year period ended March 31, 2010, the fund out-performed 54% of its peers and was in the second quartile for the period. The Board also observed the cumulative return from January 1, 2010 to March 31, 2010, and noted that the fund out-performed 61% of its peers and was in the second quartile for the period. The Board also noted that the investment performance of the fund was lower than the fund's benchmark, the MSCI EAFE Index, for the one-year period and higher for the three-month period shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of Investment Management and support services and of shareholder and administrative services provided to each fund will continue to benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees paid by shareholders to the Investment Advisers. The Board considered information comparing the management fees and total expenses of the funds to those of other registered investment companies with investment objectives similar to those of the funds. The Board also considered expense contracts currently in effect between the funds and Strategic Advisers, which limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions and certain other expenses) for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund to 0.45%, 0.45%, 0.45%, 0.60%, 0.67%, and 0.62%, respectively.

The Board noted that each fund's management fee and total expenses were compared to "mapped groups" of competitive funds. For comparison purposes, Strategic Advisers uses "mapped groups," which are created by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

The Board considered two proprietary management fee comparisons. The group of funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The comparison of management fees to Total Mapped Groups is intended to show a fund's standing relative to the total universe of funds available to investors, in terms of gross management fees before expense reimbursements or caps. Strategic Advisers then compared each fund to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). The Board also noted that the management fee paid by each fund was below the median of each fund's respective Total Mapped Group and ASPG.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board further noted that each fund's total expenses were compared to competitive funds and classes having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed each fund's position relative to competitive funds with the same load type. The Board also noted that each fund's total expenses paid (giving effect to each fund's expense contract with Strategic Advisers) were below the median of each fund's respective Total Mapped Group.

Based on its review, the Board concluded that each fund's management fee and total expenses were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates attributable to the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Strategic Advisers presented information to the Board on its profitability for managing the funds. Strategic Advisers calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

The Board concluded that the costs of the services provided by and the profits realized by Strategic Advisers and its affiliates in connection with the operation of each fund were reasonable.

Potential Fall-Out Benefits. The Board considered information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the funds, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any. The Board considered the receipt of these benefits in light of Strategic Advisers' and its affiliates' profitability and other considerations described above. The Board noted that Strategic Advisers did not calculate potential fall-out benefit revenue because Strategic Advisers did not believe that the management of the funds has resulted in significant quantifiable fall-out benefits to the businesses of Strategic Advisers and its affiliates when compared with all of Fidelity Management & Research Co.'s Funds.

Possible Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds. The Board considered that Fidelity Large Cap Core Enhanced Index Fund's, Fidelity Large Cap Growth Enhanced Index Fund's, Fidelity Large Cap Value Enhanced Index Fund's, Fidelity Mid Cap Enhanced Index Fund's, and Fidelity International Enhanced Index Fund's sub-advisory contracts provide for breakpoints as the respective funds' assets grow and noted that any potential decline in sub-advisory fees will accrue directly to Strategic Advisers. The Board also reviewed each fund's expense contract with Strategic Advisers, which limits the total annual expenses for Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund to 0.45%, 0.45%, 0.45%, 0.60%, 0.67%, and 0.62%, respectively. The Board noted that each fund has not generated sufficient revenue to cover its expenses. The Board noted that as fund assets increase, it will continue to monitor whether management fee breakpoints are appropriate.

Conclusion. Based on its evaluation of all of the considerations noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GEI-UANN-0411
1.855137.103

Item 2. Code of Ethics

As of the end of the period, February 28, 2011, Fidelity Commonwealth Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that the trust does not have an audit committee financial expert serving on the trust's Audit Committee.  The registrant has concluded that the services of a financial expert are not required at this point. Some of the reasons for determining that an audit committee financial expert is not necessary are the following: (i) the Audit Committee's expected access to the Fund's Treasurer, Chief Financial Officer, independent accountants and legal counsel; (ii) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees; and (iii) the small number of Funds currently offered by the trust.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Large Cap Core Enhanced Index Fund	$45,000	$-	$4,000	$-
Fidelity Large Cap Growth Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Large Cap Value Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Mid Cap Enhanced Index Fund	$44,000	$-	$4,000	$-
Fidelity Small Cap Enhanced Index Fund	$44,000	$-	$4,000	$-

February 28, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$44,000	$-	$3,500	$-
Fidelity Large Cap Core Enhanced Index Fund	$46,000	$-	$3,500	$-
Fidelity Large Cap Growth Enhanced Index Fund	$44,000	$-	$3,500	$-
Fidelity Large Cap Value Enhanced Index Fund	$44,000	$-	$3,500	$-
Fidelity Mid Cap Enhanced Index Fund	$44,000	$-	$3,500	$-
Fidelity Small Cap Enhanced Index Fund	$44,000	$-	$3,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2011A	February 28, 2010A
Audit-Related Fees	$2,550,000	$2,250,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2011 A	February 28, 2010 A
PwC	$4,975,000	$2,870,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee annually.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 28, 2011
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 28, 2011